PROSPECTUS

                                 [company logo]

                               SEPTEMBER 3, 1996
                            Revised January 1, 1997

                                    TWENTIETH
                                   CENTURY(R)
                                      GROUP

                                     Select
                                    Heritage
                                     Growth
                                     Ultra
                                     Vista

ADVISOR CLASS

                                 [front cover]


                          AMERICAN CENTURY INVESTMENTS
                                FAMILY OF FUNDS

American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.

                          AMERICAN CENTURY INVESTMENTS

     Benham Group(R)        American Century Group    Twentieth Century(R) Group

    MONEY MARKET FUNDS        ASSET ALLOCATION &
    GOVERNMENT BOND FUNDS        BALANCED FUNDS              GROWTH FUNDS
   DIVERSIFIED BOND FUNDS   CONSERVATIVE EQUITY FUNDS     INTERNATIONAL FUNDS
    MUNICIPAL BOND FUNDS         SPECIALTY FUNDS

                                                     Select o Heritage o Growth
                                                           Ultra o Vista
                                 [inside cover]


                                   PROSPECTUS
                               SEPTEMBER 3, 1996
                            REVISED JANUARY 1, 1997

                           SELECT o HERITAGE o GROWTH
                                 ULTRA o VISTA
                                 ADVISOR CLASS

                      AMERICAN CENTURY MUTUAL FUNDS, INC.

American Century Mutual Funds, Inc. is a part of American Century Investments, a family of funds that includes nearly 70 no-load and low-load mutual funds covering a variety of investment opportunities. Five of the funds from our Twentieth Century Group that invest primarily in equity securities are described in this Prospectus. Their investment objectives are listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.

Each fund's shares offered in this Prospectus (the Advisor Class shares) are sold at their net asset value with no sales charges or commissions. The Advisor Class shares are subject to Rule 12b-1 shareholder services and distribution fees as described in this Prospectus.

The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

This Prospectus gives you information about the funds that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated September 3, 1996, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference.
To obtain a copy without charge, call or write:

                          American Century Investments
                       4500 Main Street o P.O. Box 419385
               Kansas City, Missouri 64141-6385 o 1-800-345-3533
                       International calls: 816-531-5575
                    Telecommunications Device for the Deaf:
                   1-800-345-1833 o In Missouri: 816-753-0700
                       Internet: www.americancentury.com

Additional   information,   including  this  Prospectus  and  the  Statement  of
Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus                                                                     1

                       INVESTMENT OBJECTIVES OF THE FUNDS

AMERICAN CENTURY - TWENTIETH CENTURY
SELECT FUND

AMERICAN CENTURY - TWENTIETH CENTURY
HERITAGE FUND

The Select and Heritage funds seek capital growth. The funds intend to pursue their investment objectives by investing primarily in common stocks of companies that are considered by management to have better-than-average prospects for appreciation. As a matter of fundamental policy, 80% of the assets of Select and Heritage must be invested in securities of companies that have a record of paying dividends or have committed themselves to the payment of regular dividends, or otherwise produce income.

AMERICAN CENTURY - TWENTIETH CENTURY
GROWTH FUND

AMERICAN CENTURY - TWENTIETH CENTURY
ULTRA FUND

AMERICAN CENTURY - TWENTIETH CENTURY
VISTA FUND

The Growth, Ultra and Vista funds seek capital growth. The funds intend to pursue their investment objectives by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation.

There is no assurance that the funds will achieve their respective investment objectives.

NO PERSON IS AUTHORIZED BY THE FUNDS TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUNDS, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.

2    Investment Objectives                          American Century Investments

                               TABLE OF CONTENTS

Transaction and Operating Expense Table......................4
Financial Highlights.........................................5

INFORMATION REGARDING THE FUNDS

Investment Policies of the Funds............................10
   Growth Equity Funds......................................10
   Select and Heritage .....................................10
   Growth, Ultra and Vista .................................10
Other Investment Practices, Their Characteristics
   and Risks................................................11
   Foreign Securities.......................................11
   Forward Currency Exchange Contracts......................11
   Portfolio Turnover.......................................12
   Repurchase Agreements....................................12
   Derivative Securities....................................13
   Portfolio Lending........................................13
   When-Issued Securities...................................14
   Rule 144A Securities.....................................14
   Short Sales..............................................14
Performance Advertising.....................................14

HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

How to Purchase and Sell American
   Century Funds............................................16
How to Exchange Your Investment from One
   American Century Fund to Another.........................16
How to Redeem Shares........................................16
   Special Requirements for Large Redemptions...............16
Telephone Services..........................................17
   Investors Line...........................................17

ADDITIONAL INFORMATION YOU SHOULD KNOW

Share Price.................................................18
   When Share Price Is Determined...........................18
   How Share Price Is Determined............................18
   Where to Find Information About Share Price..............19
Distributions...............................................19
Taxes.......................................................19
   Tax-Deferred Accounts....................................19
   Taxable Accounts.........................................19
Management..................................................21
   Investment Management....................................21
   Code of Ethics...........................................22
   Transfer and Administrative Services.....................22
Distribution of Fund Shares.................................22
Service and Distribution Fees...............................23
Further Information About American Century..................23

Prospectus                                            Table of Contents        3

                    TRANSACTION AND OPERATING EXPENSE TABLE

                                                              Select, Heritage,
                                                            Growth, Ultra, Vista
SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load Imposed on Purchases...........................   none
Maximum Sales Load Imposed on Reinvested Dividends................   none
Deferred Sales Load...............................................   none
Redemption Fee....................................................   none
Exchange Fee......................................................   none

ANNUAL FUND OPERATING EXPENSES:
(AS A PERCENTAGE OF NET ASSETS)

Management Fees..................................................    0.75%
12b-1 Fees(1).....................................................   0.50%
Other Expenses(2)................................................    0.00%
Total Fund Operating Expenses....................................    1.25%

EXAMPLE

You would pay the following expenses on a                   1 year   $ 13
$1,000 investment, assuming a 5% annual return and         3 years     40
redemption at the end of each time period:                 5 years     68
                                                          10 years    150

(1) The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the manager, and a portion is used to compensate them for distribution and other shareholder services. See "Service and Distribution Fees," page 23.

(2) Other expenses, which include the fees and expenses (including legal counsel fees) of those directors who are not "interested persons" as defined in the Investment Company Act, were 0.0014 of 1% of average net assets for the most recent fiscal year.

The purpose of this table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares of the funds offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by Securities and Exchange Commission regulations.

NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The shares offered by this Prospectus are Advisor Class shares. The funds offer three other classes of shares, one of which is primarily made available to retail investors and two that are primarily made available to institutional investors. The other classes have different fee structures than the Advisor Class, resulting in different performance for those classes. For additional information about the various classes, see "Further Information About American Century," page 23.

4    Transaction and Operating Expense Table        American Century Investments

                              FINANCIAL HIGHLIGHTS
                                     SELECT

The Advisor Class of the fund was established September 3, 1996. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's Investor Class of shares, which has a total expense ratio that is 0.25% lower than the Advisor Class. Had the Advisor Class been in existence for the fund for the time periods presented, the fund's performance information would be lower as a result of the additional expense.

The Financial Highlights for each of the periods presented have been audited by Baird, Kurtz & Dobson, independent certified public accountants, whose report thereon appears in the funds' annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended October 31, except as noted.

                                          1995     1994     1993     1992     1991    1990     1989     1988     1987    1986

PER-SHARE DATA
Net Asset Value,
Beginning of Period..................... $37.67   $45.76   $39.18   $40.79  $34.19  $35.98   $27.85   $32.69   $35.40  $26.48
                                         ------   ------   ------   ------   ------  ------   ------   ------   ------  ------

Income from Investment Operations

  Net Investment Income ................ .33(1)     .40      .46      .53      .63     .62     1.10      .64      .33     .43

  Net Realized and Unrealized Gain
  (Loss) on Investment Transactions.....  4.68    (3.59)    7.94      .34     8.17   (1.29)    7.74     1.37      .80    9.01
                                         ------   ------   ------   ------   ------  ------   ------   ------   ------  ------

  Total from Investment
  Operations............................  5.01    (3.19)    8.40      .87     8.80    (.67)    8.84     2.01     1.13    9.44
                                         ------   ------   ------   ------   ------  ------   ------   ------   ------  ------

Distributions

  From Net Investment Income............ (.281)   (.432)   (.495)   (.653)   (.652)  (1.116)  (.707)   (.481)   (.380)  (.515)

  From Net Realized Gains
  on Investment Transactions............ (2.750)  (4.466)  (1.313)  (1.823)  (1.551)   --       --     (6.367)  (3.462)   --

  In Excess of Net Realized Gains
  on Investment Transactions............ (.125)     --     (.016)     --       --      --       --       --       --      --
                                         ------   ------   ------   ------   ------  ------   ------   ------   ------  ------

  Total Distributions................... (3.156)  (4.898)  (1.824)  (2.476)  (2.203) (1.116)  (.707)   (6.848)  (3.842) (.515)
                                         ------   ------   ------   ------   ------  ------   ------   ------   ------  ------

Net Asset Value, End of Period.......... $39.52   $37.67   $45.76   $39.18   $40.79  $34.19   $35.98   $27.85   $32.69  $35.40
                                         ======   ======   ======   ======   ======  ======   ======   ======   ======  ======

  TOTAL RETURN(2)....................... 15.02%   (7.37)%  22.20%    1.76%   27.05%  (2.03)%  32.59%    7.31%    3.47%  36.13%

RATIOS/SUPPLEMENTAL DATA

  Ratio of Operating Expenses
  to Average Net Assets.................  1.00%    1.00%    1.00%    1.00%    1.00%   1.00%    1.00%    1.00%    1.00%   1.01%

  Ratio of Net Investment Income
  to Average Net Assets.................   .9%     1.0%     1.1%     1.4%     1.7%    1.8%     3.4%     2.2%     1.1%    1.6%

  Portfolio Turnover Rate...............  106%     126%      82%      95%      84%     83%      93%     140%     123%     85%

  Average Commission Paid per
  Investment Security Traded............  $.046   --(3)    --(3)    --(3)    --(3)   --(3)    --(3)    --(3)    --(3)   --(3)

  Net Assets, End
  of Period (in millions)............... $4,008   $4,278   $5,160   $4,534   $4,163  $2,953   $2,721   $2,367   $2,417  $1,978

(1)  Computed using average shares outstanding throughout the period.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any.

(3)  Not computed for period indicated.

Prospectus                                             Financial Highlights    5

                              FINANCIAL HIGHLIGHTS
                                    HERITAGE

The Advisor Class of the fund was established September 3, 1996. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's Investor Class of shares, which has a total expense ratio that is 0.25% lower than the Advisor Class. Had the Advisor Class been in existence for the fund for the time periods presented, the fund's performance information would be lower as a result of the additional expense.

The Financial Highlights for each of the periods presented have been audited by Baird, Kurtz & Dobson, independent certified public accountants, whose report thereon appears in the funds' annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended October 31, except as noted.

                                          1995     1994     1993     1992     1991    1990     1989    1988(1)

PER-SHARE DATA
Net Asset Value,
Beginning of Period..................... $10.32   $11.03    $9.30    $8.59   $6.55   $8.15    $6.21    $5.00
                                         ------   ------   ------   ------   ------  ------   ------   ------

Income from Investment Operations
  Net Investment Income................. .05(2)     .07      .07      .10      .11     .10      .08      .06

  Net Realized and Unrealized Gain
  (Loss) on Investment Transactions.....  1.96     (.21)    2.43      .72     2.04    (.94)    1.93     1.16
                                         ------   ------   ------   ------   ------  ------   ------   ------

  Total from Investment Operations......  2.01     (.14)    2.50      .82     2.15    (.84)    2.01     1.22
                                         ------   ------   ------   ------   ------  ------   ------   ------

Distributions
  From Net Investment Income............ (.033)   (.068)   (.093)   (.113)   (.110)  (.065)   (.066)   (.013)

  From Net Realized Gains
  on Investment Transactions............ (.514)   (.500)   (.679)     --       --    (.691)     --       --

  In Excess of Net Realized Gains
  on Investment Transactions............ (.030)   (.006)     --       --       --      --       --       --
                                         ------   ------   ------   ------   ------  ------   ------   ------

  Total Distributions................... (.577)   (.574)   (.772)   (.113)   (.110)  (.756)   (.066)   (.013)
                                         ------   ------   ------   ------   ------  ------   ------   ------

Net Asset Value, End of Period.......... $11.75   $10.32   $11.03    $9.30    $8.59   $6.55    $8.15    $6.21
                                         ======   ======   ======   ======   ======  ======   ======   ======

  TOTAL RETURN(3)....................... 21.04%   (1.13)%  28.64%    9.65%   33.25% (11.62)%  32.65%   25.75%


RATIOS/SUPPLEMENTAL DATA

  Ratio of Operating Expenses
  to Average Net Assets.................  .99%     1.00%    1.00%    1.00%    1.00%   1.00%    1.00%  1.00%(4)

  Ratio of Net Investment Income
  to Average Net Assets.................   .5%      .7%      .7%     1.1%     1.5%    1.6%     1.3%    1.4%(4)

  Portfolio Turnover Rate...............  121%     136%     116%     119%     146%    127%     159%    130%(4)

  Average Commission Paid per
  Investment Security Traded............  $.042   --(5)    --(5)    --(5)    --(5)   --(5)    --(5)    --(5)

  Net Assets, End
  of Period (in millions)............... $1,008    $897     $702     $369     $269    $199     $117      $55

(1)  November 10, 1987 (inception) through October 31, 1988.

(2)  Computed using average shares outstanding throughout the period.

(3) Total return for periods less than one year are not annualized. Total return assumes reinvestment of dividends and capital gains distributions, if any.

(4)  Annualized.

(5)  Not computed for period indicated.

6    Financial Highlights                           American Century Investments

                              FINANCIAL HIGHLIGHTS
                                     GROWTH

The Advisor Class of the fund was established September 3, 1996. The financial information in this table regarding selected per share data for each fund reflects the performance of the fund's Investor Class of shares, which has a total expense ratio that is 0.25% lower than the Advisor Class. Had the Advisor Class been in existence for the fund for the time periods presented, the fund's performance information would be lower as a result of the additional expense.

The Financial Highlights for each of the periods presented have been audited by Baird, Kurtz & Dobson, independent certified public accountants, whose report thereon appears in the funds' annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended October 31, except as noted.

                                          1995     1994     1993     1992     1991    1990     1989     1988     1987    1986

PER-SHARE DATA
Net Asset Value,
Beginning of Period..................... $22.99   $25.27   $23.64   $22.32   $14.81  $17.44   $12.54   $15.62   $19.47  $14.16
                                         ------   ------   ------   ------   ------  ------   ------   ------   ------  ------

Income from Investment Operations
  Net Investment Income (Loss) ......... .08(1)     .06      .06     (.02)     .04     .09      .08      .30      .01     .12

  Net Realized and Unrealized Gain
  (Loss) on Investment Transactions.....  4.08      .48     1.94     1.35     8.47   (2.05)    5.14      .13     1.30    5.37
                                         ------   ------   ------   ------   ------  ------   ------   ------   ------  ------

  Total from Investment Operations......  4.16      .54     2.00     1.33     8.51   (1.96)    5.22      .43     1.31    5.49
                                         ------   ------   ------   ------   ------  ------   ------   ------   ------  ------

Distributions
  From Net Investment Income............ (.051)   (.056)     --     (.013)   (.111)  (.079)   (.320)   (.046)   (.086)  (.182)

  From Net Realized Gains
  on Investment Transactions............ (3.183)  (2.764)  (.353)     --     (.891)  (.592)     --     (3.460)  (5.076)   --

  In Excess of Net Realized Gains
  on Investment Transactions............ (.040)   (.002)   (.013)     --       --      --       --       --       --      --
                                         ------   ------   ------   ------   ------  ------   ------   ------   ------  ------

  Total Distributions................... (3.274)  (2.822)  (.366)   (.013)   (1.002) (.671)   (.320)   (3.506)  (5.162) (.182)
                                         ------   ------   ------   ------   ------  ------   ------   ------   ------  ------

Net Asset Value, End of Period.......... $23.88   $22.99   $25.27   $23.64   $22.32  $14.81   $17.44   $12.54   $15.62  $19.47
                                         ======   ======   ======   ======   ======  ======   ======   ======   ======  ======

  TOTAL RETURN(2)....................... 22.31%    2.66%    8.48%    5.96%   60.64% (11.72)%  42.74%    3.18%    9.32%  39.09%

RATIOS/SUPPLEMENTAL DATA

  Ratio of Operating Expenses
  to Average Net Assets.................  1.00%    1.00%    1.00%    1.00%    1.00%   1.00%    1.00%    1.00%    1.00%   1.01%

  Ratio of Net Investment Income
  (Loss) to Average Net Assets..........   .4%      .3%      .2%     (.1)%     .2%     .6%      .5%     2.4%      .2%     .6%

  Portfolio Turnover Rate...............  141%     100%      94%      53%      69%    118%      98%     143%     114%    105%

  Average Commission Paid per
  Investment Security Traded............  $.040   --(3)    --(3)    --(3)    --(3)   --(3)    --(3)    --(3)    --(3)   --(3)

  Net Assets, End
  of Period (in millions)............... $5,130   $4,363   $4,641   $4,472   $3,193  $1,697   $1,597   $1,229   $1,188   $965

(1)  Computed using average shares outstanding throughout the period.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any.

(3)  Not computed for period indicated.

Prospectus                                             Financial Highlights    7

                              FINANCIAL HIGHLIGHTS
                                     ULTRA

The Advisor Class of the fund was established September 3, 1996. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's Investor Class of shares, which has a total expense ratio that is 0.25% lower than the Advisor Class. Had the Advisor Class been in existence for the fund for the time periods presented, the fund's performance information would be lower as a result of the additional expense.

The Financial Highlights for each of the periods presented have been audited by Baird, Kurtz & Dobson, independent certified public accountants, whose report thereon appears in the funds' annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended October 31, except as noted.

                                          1995     1994     1993     1992     1991    1990     1989     1988     1987    1986

PER-SHARE DATA
Net Asset Value,
Beginning of Period..................... $21.16   $21.61   $15.46   $15.53    $7.73   $9.63    $6.86    $8.76    $9.06   $7.13
                                         ------   ------   ------   ------   ------  ------   ------   ------   ------  ------

Income from Investment Operations
  Net Investment Income  (Loss).........(.07)(1)   (.03)    (.09)    (.05)    (.03)   (.03)     .19     (.02)    (.07)    .00

  Net Realized and Unrealized Gain
  (Loss) on Investment Transactions.....  7.58     (.42)    6.24     (.02)    7.86    (.73)    2.58     1.38     (.22)   1.94
                                         ------   ------   ------   ------   ------  ------   ------   ------   ------  ------

  Total from Investment Operations......  7.51     (.45)    6.15     (.07)    7.83    (.76)    2.77     1.36     (.29)   1.94
                                         ------   ------   ------   ------   ------  ------   ------   ------   ------  ------

Distributions
  From Net Investment Income............   --       --       --       --       --    (.196)     --       --     (.007)  (.010)

  From Net Realized Gains
  on Investment Transactions............ (.645)     --       --       --     (.028)  (.947)     --     (3.258)    --      --
                                         ------   ------   ------   ------   ------  ------   ------   ------   ------  ------

  Total Distributions................... (.645)     --       --       --     (.028)  (1.143)    --     (3.258)  (.007)  (.010)
                                         ------   ------   ------   ------   ------  ------   ------   ------   ------  ------

Net Asset Value, End of Period.......... $28.03   $21.16   $21.61   $15.46   $15.53   $7.73    $9.63    $6.86    $8.76   $9.06
                                         ======   ======   ======   ======   ======  ======   ======   ======   ======  ======

  TOTAL RETURN(2)....................... 36.89%   (2.08)%  39.78%   (.45)%   101.51% (9.02)%  40.37%   19.52%   (3.23)% 27.22%

RATIOS/SUPPLEMENTAL DATA

  Ratio of Operating Expenses
  to Average Net Assets.................  1.00%    1.00%    1.00%    1.00%    1.00%   1.00%    1.00%    1.00%    1.00%   1.01%

  Ratio of Net Investment Income
  (Loss) to Average Net Assets..........  (.3)%    (.1)%    (.6)%    (.4)%    (.5)%   (.3)%    2.2%     (.3)%    (.5)%    --

  Portfolio Turnover Rate...............   87%      78%      53%      59%      42%    141%     132%     140%     137%     99%

  Average Commission Paid per
  Investment Security Traded............  $.033   --(3)    --(3)    --(3)    --(3)   --(3)    --(3)    --(3)    --(3)   --(3)

  Net Assets, End
  of Period (in millions)............... $14,376  $10,344  $8,037   $4,275   $2,148   $330     $347     $258     $236    $315

(1)  Computed using average shares outstanding throughout the period.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any.

(3)  Not computed for period indicated.

8    Financial Highlights                           American Century Investments

                              FINANCIAL HIGHLIGHTS
                                     VISTA

The Advisor Class of the fund was established September 3, 1996. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's Investor Class of shares, which has a total expense ratio that is 0.25% lower than the Advisor Class. Had the Advisor Class been in existence for the fund for the time periods presented, the fund's performance information would be lower as a result of the additional expense.

The Financial Highlights for each of the periods presented have been audited by Baird, Kurtz & Dobson, independent certified public accountants, whose report thereon appears in the funds' annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended October 31, except as noted.

                                          1995     1994     1993     1992     1991    1990     1989     1988     1987    1986

PER-SHARE DATA
Net Asset Value,
Beginning of Period..................... $10.94   $12.24   $11.01   $10.53    $6.28   $8.74    $5.91    $5.73    $6.88   $4.68
                                         ------   ------   ------   ------   ------  ------   ------   ------   ------  ------

Income from Investment Operations
  Net Investment Income (Loss) .........(.08)(1)   (.08)    (.07)    (.04)    (.02)   (.01)    (.03)     .01     (.05)   (.02)

  Net Realized and Unrealized Gain
  (Loss) on Investment Transactions.....  4.90      .45     1.95      .52     4.27   (1.76)    2.87      .63     (.45)   2.22
                                         ------   ------   ------   ------   ------  ------   ------   ------   ------  ------

  Total from Investment Operations......  4.82      .37     1.88      .48     4.25   (1.77)    2.84      .64     (.50)   2.20
                                         ------   ------   ------   ------   ------  ------   ------   ------   ------  ------

Distributions
  From Net Investment Income............   --       --       --       --       --      --     (.012)     --       --      --

  From Net Realized Gains
  on Investment Transactions............ (.030)   (1.663)  (.641)     --       --    (.693)     --     (.462)   (.651)    --

  In Excess of Net Realized Gains
  on Investment Transactions............   --     (.012)   (.006)     --       --      --       --       --       --      --

  Total Distributions................... (.030)   (1.675)  (.647)     --       --    (.693)   (.012)   (.462)   (.651)    --
                                         ------   ------   ------   ------   ------  ------   ------   ------   ------  ------

Net Asset Value, End of Period.......... $15.73   $10.94   $12.24   $11.01   $10.53   $6.28    $8.74    $5.91    $5.73   $6.88
                                         ------   ------   ------   ------   ------  ------   ------   ------   ------  ------

  TOTAL RETURN(2)....................... 44.20%    4.16%   17.71%    4.55%   67.67% (22.17)%  48.19%   11.41%   (7.70)% 47.00%
                                         ======   ======   ======   ======   ======  ======   ======   ======   ======  ======

RATIOS/SUPPLEMENTAL DATA

  Ratio of Operating Expenses
  to Average Net Assets.................  .98%     1.00%    1.00%    1.00%    1.00%   1.00%    1.00%    1.00%    1.00%   1.01%

  Ratio of Net Investment Income
  (Loss) to Average Net Assets..........  (.6)%    (.8)%    (.6)%    (.4)%    (.3)%   (.1)%    (.4)%     .2%     (.7)%   (.3)%

  Portfolio Turnover Rate...............   89%     111%     133%      87%      92%    103%     125%     145%     123%    121%

  Average Commission Paid per
  Investment Security Traded............  $.033   --(3)    --(3)    --(3)    --(3)   --(3)    --(3)    --(3)    --(3)   --(3)

  Net Assets, End
  of Period (in millions)............... $1,676    $792     $847     $830     $622    $341     $264     $206     $187    $160

(1)  Computed using average shares outstanding throughout the period.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any.

(3)  Not computed for period indicated.

Prospectus                                             Financial Highlights    9

                        INFORMATION REGARDING THE FUNDS

INVESTMENT POLICIES OF THE FUNDS

The funds have adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objectives of the funds identified on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The funds have implemented additional investment policies and practices to guide their activities in the pursuit of their respective investment objectives. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

GROWTH EQUITY FUNDS

All of the funds offered by this Prospectus seek capital growth by investing in securities, primarily common stocks, that meet certain fundamental and technical standards of selection (relating primarily to earnings and revenues acceleration) and have, in the opinion of the funds' manager, better-than-average potential for appreciation. So long as a sufficient number of such securities are available, the manager intends to keep the funds fully invested in these securities regardless of the movement of stock prices generally. In most circumstances, the funds' actual level of cash and cash equivalents will fluctuate between 0% and 10% of total assets with 90% to 100% of its assets committed to equity and equity equivalent investments. The funds may purchase securities only of companies that have a record of at least three years of continuous operation.

SELECT AND HERITAGE

Securities of companies chosen for the Select and Heritage funds are chosen primarily for their growth potential. Additionally, as a matter of fundamental policy, 80% of the assets of Select and Heritage must be invested in securities of companies that have a record of paying dividends, or have committed themselves to the payment of regular dividends, or otherwise produce income. The remaining 20% of fund assets may be invested in any otherwise permissible securities that the manager believes will contribute to the funds' stated investment objectives. The income payments of equity securities are only a secondary consideration; therefore, the income return that Select and Heritage provide may not be significant. Otherwise, Select and Heritage follow the same investment techniques described below for Growth, Ultra and Vista.

Since Select is one of our larger funds and Heritage is substantially smaller, Select will invest in shares of larger companies with larger share trading volume, and Heritage will tend to invest in smaller companies with smaller share trading volume. However, the two funds are not mutually exclusive, and a given security may be owned by both funds. For the reasons stated in the next section, it should be expected that Heritage will be more volatile and subject to greater short-term risk and long-term opportunity than Select.

Because of its size, and because it invests primarily in securities that pay dividends or are committed to the payment of dividends, Select may be expected to be the least volatile of the funds described in this prospectus.

GROWTH, ULTRA AND VISTA

Management selects for the portfolios of the Growth, Ultra and Vista funds, securities of companies whose earnings and revenue trends meet management's standards of selection.

Growth generally invests in large, established companies. Ultra generally invests in medium to large size companies, while Vista invests in medium-sized and smaller companies. As of February 1, 1996, the size of the companies (as reflected by their capitalizations) held by the funds is as follows:

10   Information Regarding the Funds                American Century Investments

                                  Median Capitalization
                                    of Companies Held
-----------------------------------------------------------
Growth                               $5,076,231,000
Ultra                                $3,542,263,000
Vista                                $  871,313,000
-----------------------------------------------------------

The median capitalization of the companies in a given fund may change over time. In addition, the criteria outlined above are not mutually exclusive, and a given security may be owned by more than one of the funds.

The size of companies in which a fund invests tends to give each fund its own characteristics of volatility and risk. These differences come about because developments such as new or improved products or methods, which would be relatively insignificant to a large company, may have a substantial impact on the earnings and revenues of a small company and create a greater demand and a higher value for its shares. However, a new product failure, which could readily be absorbed by a large company, can cause a rapid decline in the value of the shares of a smaller company. Hence, it could be expected that funds investing in smaller companies would be more volatile than funds investing in larger companies.

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

For additional information, see "Additional Investment Restrictions" in the Statement of Additional Information.

FOREIGN SECURITIES

Each of the funds may invest an unlimited amount of its assets in the securities of foreign issuers, primarily from developed markets, when these securities meet its standards of selection. The funds may make such investments either directly in foreign securities, or by purchasing Depositary Receipts ("DRs") for foreign securities. DRs are securities listed on exchanges or quoted in the over-the-counter market in one country but represent the shares of issuers domiciled in other countries. DRs may be sponsored or unsponsored. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.

Subject to their individual investment objectives and policies, the funds may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers, and debt securities of foreign governments and their agencies. The funds will limit their purchase of debt securities to investment grade obligations.

Investments in foreign securities may present certain risks, including those resulting from fluctuations in currency exchange rates, future political and economic developments, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers.

FORWARD CURRENCY EXCHANGE CONTRACTS

Some of the foreign securities held by the funds may be denominated in foreign currencies. Other securities, such as DRs, may be denominated in U.S. dollars, but have a value that is dependent on the performance of a foreign security, as valued in the currency of its home country. As a result, the value of a fund's portfolio may be affected by changes in the exchange rates between foreign currencies and the U.S. dollar, as well as by changes in the market values of the securities themselves. The performance of foreign currencies relative to the U.S. dollar may be a factor in the overall performance of a fund.

To protect against adverse movements in exchange rates between currencies, the funds may, for hedging purposes only, enter into forward currency exchange contracts. A forward currency exchange contract obligates a fund to purchase or sell a specific currency at a future date at a specific price.

A fund may elect to enter into a forward currency exchange contract with respect to a specific purchase or sale of a security, or with respect to the fund's portfolio positions generally.

By entering into a forward currency exchange contract with respect to the specific purchase or sale of a security denominated in a foreign currency, a fund can "lock in" an exchange rate between the trade and settlement dates for that purchase or sale. This practice is sometimes referred to as "transaction

Prospectus                                  Information Regarding the Funds   11


hedging." Each fund may enter into transaction hedging contracts with respect to all or a substantial portion of its foreign securities trades.

When the manager believes that a particular currency may decline in value compared to the U.S. dollar, a fund may enter into forward currency exchange contracts to sell the value of some or all of the fund's portfolio securities either denominated in, or whose value is tied to, that currency. This practice is sometimes referred to as "portfolio hedging." A fund may not enter into a portfolio hedging transaction where it would be obligated to deliver an amount of foreign currency in excess of the aggregate value of its portfolio securities or other assets denominated in, or whose value is tied to, that currency.

Each fund will make use of portfolio hedging to the extent deemed appropriate by the manager. However, it is anticipated that a fund will enter into portfolio hedges much less frequently than transaction hedges.

If a fund enters into a forward currency exchange contract, the fund, when required, will instruct its custodian bank to segregate cash or liquid high-grade securities in a separate account in an amount sufficient to cover its obligation under the contract. Those assets will be valued at market daily, and if the value of the segregated securities declines, additional cash or securities will be added so that the value of the account is not less than the amount of the fund's commitment. At any given time, no more than 10% of a fund's assets will be committed to a segregated account in connection with portfolio hedging transactions.

Predicting the relative future values of currencies is very difficult, and there is no assurance that any attempt to protect a fund against adverse currency movements through the use of forward currency exchange contracts will be successful. In addition, the use of forward currency exchange contracts tends to limit the potential gains that might result from a positive change in the relationships between the foreign currency and the U.S. dollar.

PORTFOLIO TURNOVER

The portfolio turnover rates of the funds are shown in the Financial Highlights tables on pages 5-9 of this Prospectus.

Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to a fund's objectives. The manager believes that the rate of portfolio turnover is irrelevant when it determines a change is in order to achieve those objectives and accordingly, the annual portfolio turnover rate cannot be anticipated.

The portfolio turnover of each fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost that the funds pay directly. Portfolio turnover may also affect the character of capital gains, if any, realized and distributed by a fund since short-term capital gains are taxable as ordinary income.

REPURCHASE AGREEMENTS

Each fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to repurchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Since the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government, its agencies and instrumentalities, and will enter into such transactions with those banks and securities

12   Information Regarding the Funds                American Century Investments

dealers who are deemed creditworthy pursuant to criteria adopted by the funds' Board of Directors.

No fund will invest more than 15% of its assets in repurchase agreements maturing in more than seven days.

DERIVATIVE SECURITIES

To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as "derivative" securities. Generally, a derivative is a financial arrangement the value of which is based on, or "derived" from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as "index/structured" securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators ("reference indices").

Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment since the funds may not invest in oil and gas leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are a range of risks associated with derivative investments, including:

o the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio manager anticipates;

o the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

o the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

o    the risk that the counterparty will fail to perform its obligations.

The Board of Directors has approved the manager's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The manager will report on fund activity in derivative securities to the Board of Directors as necessary. In addition, the Board will review the manager's policy for investments in derivative securities annually.

PORTFOLIO LENDING

In order to realize additional income, each fund may lend its portfolio securities to persons not affiliated with it and who are deemed to be creditworthy. Such loans must be secured continuously by cash collateral maintained on a current basis in an amount at least equal to the market value of the securities loaned, or by irrevocable letters of credit. During the existence of the loan, the fund must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral. The fund must have the right to call the loan and obtain the securities loaned at any time on five days' notice, including the right to call the loan to enable the fund to vote the securities. Such loans may not exceed one-third of the fund's net assets taken at market. Interest on loaned securities may not exceed 10% of the annual gross income of the fund (without offset for realized capital gains). The portfolio lending policy described in this

Prospectus                                  Information Regarding the Funds   13


paragraph is a fundamental policy that may be changed only by a vote of a majority of fund shareholders.

WHEN-ISSUED SECURITIES

Each of the funds may sometimes purchase new issues of securities on a when-issued basis without limit when, in the opinion of the manager, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account for each fund consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.

RULE 144A SECURITIES

The funds may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the board of directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Directors of the funds has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manager. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A security that is illiquid. In such an event, the funds' manager will consider appropriate remedies to minimize the effect on such fund's liquidity. No fund may invest more than 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).

SHORT SALES

Each fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire an equal amount of the security being sold short at no additional cost. These transactions allow a fund to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.

A fund may make a short sale when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code and Regulations.

PERFORMANCE ADVERTISING

From time to time, the funds may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return, and yield. Performance data may be quoted separately for the Advisor Class and for the other classes offered by the funds.

Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total

14   Information Regarding the Funds                American Century Investments


return over the same period if the fund's performance had remained constant throughout.

A quotation of yield reflects a fund's income over a stated period expressed as a percentage of the fund's share price.

Yields are calculated according to accounting methods that are standardized in accordance with SEC rules for all stock and bond funds. Because yield accounting methods differ from the methods used for other accounting purposes, a fund's yield may not equal the income paid on its shares or the income reported in the fund's financial statements.

The funds may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services or Donoghue's Money Fund Report) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index and the Dow Jones Industrial Average. Fund performance may also be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance may also be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.

All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

Prospectus                                  Information Regarding the Funds   15

                               HOW TO INVEST WITH
                          AMERICAN CENTURY INVESTMENTS

The following section explains how to purchase, exchange and redeem Advisor Class shares of the funds offered by this Prospectus.

HOW TO PURCHASE AND SELL AMERICAN
CENTURY FUNDS

One or more of the funds offered by this Prospectus is available as an investment option under your employer-sponsored retirement or savings plan or through or in connection with a program, product or service offered by a financial intermediary, such as a bank, broker-dealer or insurance company. Since all records of your share ownership are maintained by your plan sponsor, plan recordkeeper, or other financial intermediary, all orders to purchase, exchange and redeem shares must be made through your employer or other financial intermediary, as applicable.

If you are purchasing through a retirement or savings plan, the administrator of your plan or your employee benefits office can provide you with information on how to participate in your plan and how to select American Century funds as an investment option.

If you are purchasing through a financial intermediary, you should contact your service representative at the financial intermediary for information about how to select American Century funds.

If you have questions about a fund, see "Investment Policies of the Funds," page 10, or call one of our Institutional Service Representatives at 1-800-345-3533.

Orders to purchase shares are effective on the day we receive payment. See "When Share Price is Determined," page 18.

We may discontinue offering shares generally in the funds (including any class of shares of a fund) or in any particular state without notice to shareholders.

HOW TO EXCHANGE FROM ONE AMERICAN CENTURY
FUND TO ANOTHER

Your plan or program may permit you to exchange your investment in the shares of a fund for shares of another fund in our family. See your plan administrator, employee benefits office or financial intermediary for details on the rules in your plan governing exchanges.

Exchanges are made at the respective net asset values, next computed after receipt of the exchange instruction by us. If in any 90-day period, the total of the exchanges and redemptions from the account of any one plan participant or financial intermediary client exceeds the lesser of $250,000 or 1% of a fund's assets, further exchanges may be subject to special requirements to comply with our policy on large equity fund redemptions. See "Special Requirements for Large Redemptions," this page.

HOW TO REDEEM SHARES

Subject to any restrictions imposed by your employer's plan or financial intermediary's program, you can sell ("redeem") your shares through the plan or financial intermediary at their net asset value. Your plan administrator, trustee, or financial intermediary or other designated person must provide us with redemption instructions. The shares will be redeemed at the net asset value next computed after receipt of the instructions in good order. See "When Share Price Is Determined," page 18. If you have any questions about how to redeem, contact your plan administrator, employee benefits office, or service representative at your financial intermediary, as applicable.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

We have elected to be governed by Rule 18f-1 under the Investment Company Act, which obligates each fund to redeem shares in cash, with respect to any one participant account during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. Although redemptions in excess of this limitation will also normally be paid in cash, we reserve the right to honor these redemptions by making payment in whole or in part in readily marketable securities (a "redemption-in-kind"). If payment is made in securities, the securities will be selected by the fund, will be valued in the same manner as they are in computing the fund's net asset value and will

16   How to Invest with American Century InvestmentsAmerican Century Investments

be provided to the redeeming plan participant or financial intermediary in lieu of cash without prior notice.

If you expect to make a large redemption and would like to avoid any possibility of being paid in securities, you may do so by providing us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. Receipt of your instruction 15 days prior to the transaction provides the fund with sufficient time to raise the cash in an orderly manner to pay the redemption and thereby minimizes the effect of the redemption on the fund and its remaining shareholders.

Despite the funds' right to redeem fund shares through a redemption-in-kind, we do not expect to exercise this option unless a fund has an unusually low level of cash to meet redemptions and/or is experiencing unusually strong demands for its cash. Such a demand might be caused, for example, by extreme market conditions that result in an abnormally high level of redemption requests concentrated in a short period of time. Absent these or similar circumstances, we expect redemptions in excess of $250,000 to be paid in cash in any fund with assets of more than $50 million if total redemptions from any one account in any 90-day period do not exceed one-half of 1% of the total assets of the fund.

TELEPHONE SERVICES

INVESTORS LINE

To request information about our funds and a current prospectus, or get answers to any questions that you may have about the funds and the services we offer, call one of our Institutional Service Representatives at 1-800-345-3533.

Prospectus                  How to Invest with American Century Investments   17

                     ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED

The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of a fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds except the American Century Target Maturities Trust, net asset value is determined at the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. Net asset value for the Target Maturities is determined one hour prior to the close of the Exchange.

Investments and requests to redeem or exchange shares will receive the share price next determined after receipt by us of the investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares of a fund received by us or one of our agents before the net asset value of the fund is determined are effective on, and will receive the price determined, that day as of the close of the Exchange. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined on, the next day the Exchange is open.

Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the net asset value is determined.

It is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the funds' transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the funds' procedures or any contractual arrangements with the funds or the funds' distributor in order for you to receive that day's price.

HOW SHARE PRICE IS DETERMINED

The valuation of assets for determining net asset value may be summarized as follows:

The portfolio securities of each fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then exchanged to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

18   Additional Information You Should Know         American Century Investments

Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which a fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of a fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE

The net asset values of the Investor Class of the funds are published in leading newspapers daily. Because the total expense ratio for the Advisor Class shares is 0.25% higher than the Investor Class, their net asset values will be lower than the Investor Class. The net asset value of the Advisor Class of each fund may be obtained by calling us.

DISTRIBUTIONS

In general, distributions from net investment income and net realized securities gains if any, are declared and paid once a year, but the funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act. Distributions from investment income and from net profits realized on the sale of securities, if any, will be declared annually on or before December 31.

THE OBJECTIVE OF THESE FUNDS IS CAPITAL APPRECIATION AND NOT THE PRODUCTION OF DISTRIBUTIONS. YOU SHOULD MEASURE THE SUCCESS OF YOUR INVESTMENT BY THE VALUE OF YOUR INVESTMENT AT ANY GIVEN TIME AND NOT BY THE DISTRIBUTIONS YOU RECEIVE.

Participants in employer-sponsored retirement or savings plan must reinvest all distributions. For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in Individual Retirement Accounts and 403(b) plans paid in cash only if you are at least 591/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date.

A distribution on shares of a fund does not increase the value of your shares or your total return. At any given time the value of your shares includes the undistributed net gains, if any, realized by the fund on the sale of portfolio securities, and undistributed dividends and interest received, less fund expenses.

Because such gains and dividends are included in the value of your shares, when they are distributed the value of your shares is reduced by the amount of the distribution. If you buy your shares through a taxable account just before the distribution, you will pay the full price for your shares, and then receive a portion of the purchase price back as a taxable distribution. See "Taxes," this page.

TAXES

The funds have elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income tax.

TAX-DEFERRED ACCOUNTS

If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the funds will generally not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description, or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.

TAXABLE ACCOUNTS

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term

Prospectus                           Additional Information You Should Know   19

capital gains are taxable as long-term capital gains regardless of the length of time you have held the shares on which such distributions are paid. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to such shares.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains in respect of investments by non-resident investors. The foreign taxes paid by a fund will reduce its dividends.

If more than 50% of the value of a fund's total assets at the end of each quarter of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies, capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long the fund holds its investment. The fund may also be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute it to shareholders.

Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not have increased. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains.

In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV from either us or your financial intermediary notifying you of the status of your distributions for federal income tax purposes.

Distributions may also be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either we or your financial intermediary is required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.

Redemption of shares of a fund (including redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be long term if shareholders

20   Additional Information You Should Know         American Century Investments

have held such shares for a period of more than one year. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

MANAGEMENT

INVESTMENT MANAGEMENT

Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the funds. Acting pursuant to an investment management agreement entered into with the funds, American Century Investment Management, Inc. serves as the investment manager of the funds. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.

In June 1995, American Century Companies, Inc. ("ACC"), the parent of the manager, acquired Benham Management International, Inc. In the acquisition, Benham Management Corporation ("BMC"), the investment advisor to the Benham Group of mutual funds, became a wholly owned subsidiary of ACC. Certain employees of BMC provide investment management services to funds managed by the manager, while certain employees of the manager provide investment management services to funds managed by BMC.

The manager supervises and manages the investment portfolios of each fund and directs the purchase and sale of its investment securities. It utilizes teams of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the funds. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the funds' portfolios as they deem appropriate in pursuit of the funds' investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of the funds as necessary between team meetings.

The portfolio manager members of the teams managing the funds described in this prospectus and their work experience for the last five years are as follows:

JAMES E. STOWERS III, President and Portfolio Manager, joined American Century in 1981. He is a member of the teams that manage Select and Ultra.

CHARLES M. DUBOC, Senior Vice President and Portfolio Manager, joined Twentieth Century in August 1985, and served as Fixed Income Portfolio Manager from that time until April 1993. In April 1993, Mr. Duboc joined American Century's equity investment efforts. He is a member of the team that manages Select.

CHRISTOPHER K. BOYD, Vice President and Portfolio Manager, joined American Century in March 1988 as an Investment Analyst, a position he held until December 1990. At that time he was promoted to Assistant Portfolio Manager, and then was promoted to Portfolio Manager in December 1992. He is a member of the team that manages Growth.

GLENN A. FOGLE, Vice President and Portfolio Manager, joined American Century in September 1990 as an Investment Analyst, a position he held until March 1993. At that time he was promoted to Portfolio Manager. He is a member of the team that manages Vista.

NANCY B. PRIAL, Vice President and Portfolio Manager, joined American Century in February 1994 as a Portfolio Manager. For more than four years prior to joining American Century, Ms. Prial served as Senior Vice President and Portfolio Manager at Frontier Capital Management Company, Boston, Massachusetts. She is a member of the team that manages Heritage.

KEVIN M. LEWIS, Portfolio Manager, joined American Century in October 1995. Prior to that he served as a Portfolio Manager for Virtus Capital Management, Richmond, Virginia, from January 1995 to October 1995. Prior to that, he was a Portfolio Manager for Signet Trust Company, Richmond, Virginia. Mr. Lewis is a member of the team that manages Heritage.

JOHN D. SEITZER, Portfolio Manager, joined American Century in June 1993 as an Investment Analyst, a position he held until July 1996. At that time he was promoted to Portfolio Manager. Prior to joining American Century, Mr. Seitzer attended Indiana University from August 1991 to June 1993, where he obtained his MBA degree. Mr. Seitzer is a member of the team that manages Vista.

Prospectus                           Additional Information You Should Know   21

BRUCE A. WIMBERLY, Portfolio Manager, joined American Century in September 1994 as an Investment Analyst, a position he held until July 1996. At that time he was promoted to Portfolio Manager. Prior to joining American Century, Mr. Wimberly attended Kellogg Graduate School of Management, Northwestern University from August 1992 to August 1994, where he obtained his MBA degree. Prior to that he served as a Research Analyst for Frontier Capital Management Company, Boston, Massachusetts. Mr. Wimberly is a member of the team that manages Ultra.

JEAN LEDFORD, Portfolio Manager, joined American Century in January 1997 as a Portfolio Manager. Prior to joining American Century, Ms. Ledford worked for the State of Wisconsin Investment Board as an Investment Director from 1994 to 1996 and as an Assistant Investment Director from 1983 to 1994. Ms.
Ledford is a member of the team that manages Select.

The activities of the manager are subject only to directions of the funds' Board of Directors. The manager pays all the expenses of the funds except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.

For the services provided to the Advisor Class of the funds, the manager receives an annual fee of 0.75% of the average net assets of each of the funds.

On the first business day of each month, each series of shares pays a management fee to the manager for the previous month at the rate specified. The fee for the previous month is calculated by multiplying the applicable fee for such series by the aggregate average daily closing value of the series' net assets during the previous month, and further multiplying that product by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

CODE OF ETHICS

The funds and the manager have adopted a Code of Ethics that restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the funds' portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.

TRANSFER AND ADMINISTRATIVE SERVICES

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the funds. It provides facilities, equipment and personnel to the funds, and is paid for such services by the manager.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager.

The manager and transfer agent are both wholly owned by American Century Companies, Inc. James E. Stowers Jr., Chairman of the funds' Board of Directors, controls American Century Companies by virtue of his ownership of a majority of its common stock.

DISTRIBUTION OF FUND SHARES

The funds' shares are distributed by American Century Investment Services, Inc., a registered broker-dealer and an affiliate of the manager. As agent for the funds and the manager, the distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries with respect to the sale of the funds' shares and/or the use of the funds' shares in various financial services. The manager (or an affiliate) pays all expenses incurred in promoting sales of, and distributing, the Advisor Class and in securing such services out of the Rule 12b-1 fees described in the section that follows.

22   Additional Information You Should Know         American Century Investments

SERVICE AND DISTRIBUTION FEES

Rule 12b-1 adopted by the Securities and Exchange Commission ("SEC") under the Investment Company Act permits investment companies that adopt a written plan to pay certain expenses associated with the distribution of their shares. Pursuant to that rule, the funds' Board of Directors and the initial shareholder of the funds' Advisor Class shares have approved and entered into a Master Distribution and Shareholder Services Plan (the "Plan") with the Distributor. Pursuant to the Plan, each fund pays the manager a shareholder services fee and a distribution fee, each equal to 0.25% (for a total of 0.50%) per annum of the average daily net assets of the shares of the fund's Advisor Class. The shareholder services fee is paid for the purpose of paying the costs of securing certain shareholder and administrative services, and the distribution fee is paid for the purpose of paying the costs of providing various distribution services. All or a portion of such fees are paid by the manager to the banks, broker-dealers, insurance companies or other financial intermediaries through which such shares are made available.

The Plan has been adopted and will be administered in accordance with the requirements of Rule 12b-1 under the Investment Company Act. For additional information about the Plan and its terms, see "Master Distribution and Shareholder Services Plan" in the Statement of Additional Information. Fees paid pursuant to the Plan may be paid for shareholder services and the maintenance of accounts and therefore may constitute "service fees" for purposes of applicable rules of the National Association of Securities Dealers.

FURTHER INFORMATION ABOUT AMERICAN CENTURY

American Century Mutual Funds, Inc., the issuer of the funds, was organized as a Maryland corporation on July 2, 1990. The corporation commenced operations on February 28, 1991, the date it merged with Twentieth Century Investors, Inc., a Delaware corporation which had been in business since October 1958. Pursuant to the terms of the Agreement and Plan of Merger dated July 27, 1990, the Maryland corporation was the surviving entity and continued the business of the Delaware corporation with the same officers and directors, the same shareholders and the same investment objectives, policies and restrictions.

The principal office of the funds is American Century Tower, 4500 Main Street, P.O. Box 419385, Kansas City, Missouri 64141-6385. All inquiries may be made by mail to that address, or by phone to 1-800-345-3533 (international calls:
816-531-5575).

American Century Mutual Funds, Inc. issues 17 series of $.01 par value shares. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian.

American  Century  offers  four  classes  of each of the funds  offered  by this
Prospectus: an Investor Class, an Institutional Class, a Service Class, and the Advisor Class. The shares offered by this Prospectus are Advisor Class shares.

The Investor Class is primarily made available to retail investors. The Institutional Class and Service Class are primarily offered to institutional investors or through institutional distribution channels, such as employer-sponsored retirement plans or through banks, broker-dealers, insurance companies or other financial intermediaries. The other classes have different fees, expenses, and/or minimum investment requirements than the Advisor Class. Different fees and expenses will affect performance. For additional information concerning the Investor Class of shares, call one of our Investor Services Representatives at 1-800-345-2021. For information concerning the Institutional or Service Classes of shares, call one of our Institutional Service Representatives at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, (d) each class may have different exchange privileges, and (e) the Institutional Class may provide for automatic conversion from that class into shares of another class of the same fund.

Prospectus                           Additional Information You Should Know   23

Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters which must be voted on separately by the series or class of shares affected. Matters affecting only one series or class are voted upon only by that series or class.

Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

Unless required by the Investment Company Act, it will not be necessary for the funds to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or the appointment of auditors. However, pursuant to the funds' by-laws, the holders of shares representing at least 10% of the votes entitled to be cast may request a fund to hold a special meeting of shareholders. We will assist in the communication with other shareholders.

WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.

24   Additional Information You Should Know         American Century Investments

                                     NOTES

Prospectus                                                            Notes   25

P.O. Box 419385
Kansas City, Missouri
64141-6385

Person-to-person assistance:
1-800-345-3533 or 816-531-5575

Telecommunications Device for the Deaf:
1-800-345-1833 or 816-753-0700

Fax: 816-340-4655

Internet: www.americancentury.com

9701            [recycled logo]
SH-BKT-6571        Recycled

                                 [company logo]
                                    American
                                  Century(sm)





                                   PROSPECTUS

                                 [company logo]

                               SEPTEMBER 3, 1996
                            REVISED JANUARY 1, 1997

                                    AMERICAN
                                    CENTURY
                                     GROUP

                                    Balanced

ADVISOR CLASS

                                 [front cover]


AMERICAN CENTURY INVESTMENTS
FAMILY OF FUNDS

     American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.


AMERICAN CENTURY INVESTMENTS


BENHAM GROUP(R)          AMERICAN CENTURY GROUP      TWENTIETH CENTURY(R) GROUP

MONEY MARKET FUNDS       ASSET ALLOCATION &          GROWTH FUNDS
GOVERNMENT BOND FUNDS    BALANCED FUNDS              INTERNATIONAL FUNDS
DIVERSIFIED BOND FUNDS   CONSERVATIVE EQUITY FUNDS
MUNICIPAL BOND FUNDS     SPECIALTY FUNDS

                         Balanced


                              [inside front cover]


                                   PROSPECTUS
                               SEPTEMBER 3, 1996
                            REVISED JANUARY 1, 1997

                                    Balanced

                                 ADVISOR CLASS

AMERICAN CENTURY MUTUAL FUNDS, INC.

     American Century Mutual Funds, Inc. is a part of American Century Investments, a family of funds that includes nearly 70 no-load and low-load mutual funds covering a variety of investment opportunities. One of the funds that seeks capital growth and current income is described in this Prospectus. Its investment objective is listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.

     The fund shares offered in this Prospectus (the Advisor Class shares) are sold at its net asset value with no sales charges or commissions. The Advisor Class shares are subject to Rule 12b-1 shareholder services and distribution fees as described in this Prospectus.

     The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

     This Prospectus gives you information about the fund that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated September 3, 1996, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference.
To obtain a copy without charge, call or write:

                          AMERICAN CENTURY INVESTMENTS
                       4500 Main Street o P.O. Box 419385
               Kansas City, Missouri 64141-6385 o 1-800-345-3533
                       International calls: 816-531-5575
                    Telecommunications Device for the Deaf:
                   1-800-345-1833 o In Missouri: 816-753-0700
                       Internet: www.americancentury.com

     Additional information, including this Prospectus and the Statement of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus                                                                     1


INVESTMENT OBJECTIVE OF THE FUND

AMERICAN CENTURY BALANCED FUND

     The Balanced fund seeks capital growth and current income. It is management's intention to maintain approximately 60% of the fund's assets in common stocks that are considered by management to have better-than-average prospects for appreciation and the remainder in bonds and other fixed income securities.

     There is no assurance that the fund will achieve its investment objective.

NO PERSON IS AUTHORIZED BY THE FUND TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUND, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.

2    Investment Objective                           American Century Investments


TABLE OF CONTENTS

Transaction and Operating Expense Table ..............................4
Financial Highlights .................................................5

INFORMATION REGARDING THE FUND

Investment Policies of the Fund ......................................6
   Investment Approach ...............................................6
   Equity Investments ................................................6
   Fixed Income Investments ..........................................6
Other Investment Practices, Their Characteristics and Risks ..........7
   Foreign Securities ................................................7
   Forward Currency Exchange Contracts ...............................7
   Portfolio Turnover ................................................8
   Repurchase Agreements .............................................8
   Derivative Securities .............................................9
   Portfolio Lending .................................................9
   When-Issued Securities ............................................9
   Rule 144A Securities .............................................10
   Short Sales ......................................................10
Performance Advertising .............................................10

HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

How to Purchase and Sell American Century Funds .....................12
How to Exchange from One American Century Fund to Another ...........12
How to Redeem Shares ................................................12
   Special Requirements for Large Redemptions .......................12
Telephone Services ..................................................13
   Investors Line ...................................................13

ADDITIONAL INFORMATION YOU SHOULD KNOW

Share Price .........................................................14
   When Share Price Is Determined ...................................14
   How Share Price Is Determined ....................................14
   Where to Find Information About Share Price ......................15
Distributions .......................................................15
Taxes ...............................................................15
   Tax-Deferred Accounts ............................................15
   Taxable Accounts .................................................15
Management ..........................................................17
   Investment Management ............................................17
   Code of Ethics ...................................................17
   Transfer and Administrative Services .............................18
Distribution of Fund Shares .........................................18
   Service and Distribution Fees ....................................18
Further Information About American Century ..........................18

Prospectus                                                Table of Contents    3


TRANSACTION AND OPERATING EXPENSE TABLE

                                                                 Balanced

SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load Imposed on Purchases .........................  none
Maximum Sales Load Imposed on Reinvested Dividends ..............  none
Deferred Sales Load .............................................  none
Redemption Fee ..................................................  none
Exchange Fee ....................................................  none

ANNUAL FUND OPERATING EXPENSES (as a percentage of net assets):

Management Fees ................................................. 0.75%
12b-1 Fees(1) ................................................... 0.50%
Other Expenses(2) ............................................... 0.00%
Total Fund Operating Expenses ................................... 1.25%

EXAMPLE:

You would pay the following expenses on a               1 year     $ 13
$1,000 investment, assuming a 5% annual return and     3 years       40
redemption at the end of each time period:             5 years       68
                                                      10 years      150

(1) The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the manager, and a portion is used to compensate them for distribution and other shareholder services. See "Service and Distribution Fees," page 18.

(2) Other expenses, which include the fees and expenses (including legal counsel fees) of those directors who are not "interested persons" as defined in the Investment Company Act, were 0.0014 of 1% of average net assets for the most recent fiscal year.

     The purpose of this table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares of Balanced offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by Securities and Exchange Commission regulations.

     NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     The shares offered by this prospectus are Advisor Class shares. The fund offers three other classes of shares, one of which is primarily made available to retail investors and two that are primarily made available to institutional investors. The other classes have different fee structures than the Advisor Class, resulting in different performance for those classes. For additional information about the various classes, see "Further Information About American Century," page 18.

4    Transaction and Operating Expense Table        American Century Investments


FINANCIAL HIGHLIGHTS

BALANCED

     The Advisor Class of the fund was established September 3, 1996. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's Investor Class of shares, which has a total expense ratio that is 0.25% lower than the Advisor Class. Had the Advisor Class been in existence for the fund for the time periods presented, the fund's performance information would be lower as a result of the additional expense.

     The Financial Highlights for each of the periods presented have been audited by Baird, Kurtz & Dobson, independent certified public accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended October 31, except as noted.

                                                         1995      1994      1993     1992      1991      1990      1989   1988(1)

PER-SHARE DATA
Net Asset Value, Beginning of Period ................. $15.94    $16.52    $14.89   $15.11    $10.89    $11.84    $10.13    $10.22
                                                      -------   -------   -------  -------   -------   -------   -------   -------
Income from Investment Operations

   Net Investment Income ............................. .48(2)       .42       .38      .33       .38       .41       .37       .01

   Net Realized and Unrealized Gain (Loss)
      on Investment Transactions .....................   2.03     (.58)      1.62    (.23)      4.22     (.62)      1.71     (.10)
                                                      -------   -------   -------  -------   -------   -------   -------   -------
   Total from Investment Operations ..................   2.51     (.16)      2.00      .10      4.60     (.21)      2.08     (.09)
                                                      -------   -------   -------  -------   -------   -------   -------   -------
Distributions

   From Net Investment Income ........................ (.475)    (.416)    (.375)   (.322)    (.384)    (.417)    (.372)        --

   From Net Realized Gains
      on Investment Transactions ..................... (.274)        --        --       --        --    (.320)        --        --
                                                      -------   -------   -------  -------   -------   -------   -------   -------
   Total Distributions ............................... (.749)    (.416)    (.375)   (.322)    (.384)    (.737)    (.372)        --
                                                      -------   -------   -------  -------   -------   -------   -------   -------
Net Asset Value, End of Period ....................... $17.70    $15.94    $16.52   $14.89    $15.11    $10.89    $11.84    $10.13
                                                      =======   =======   =======  =======   =======   =======   =======   =======
   Total Return(3) ................................... 16.36%    (.93)%    13.64%     .63%    42.92%   (2.10)%    20.94%    (.88)%

RATIOS/SUPPLEMENTAL DATA

   Ratio of Operating Expenses to Average Net Assets .   .98%     1.00%     1.00%    1.00%     1.00%     1.00%     1.00%  1.00%(4)

   Ratio of Net Investment
      Income to Average Net Assets ...................   2.9%      2.7%      2.4%     2.4%      3.1%      3.8%      4.2%   4.4%(4)

   Portfolio Turnover Rate ...........................    85%       94%       95%     100%      116%      104%      171%    99%(4)

   Average Commission Paid per
      Investment Security Traded .....................  $.039     --(5)     --(5)    --(5)     --(5)     --(5)     --(5)     --(5)

   Net Assets, End of Period (in millions) ...........   $816      $704      $706     $654      $255       $66       $30        $3

(1)  October 20, 1988 (inception) through October 31, 1988.

(2)  Computed using average shares outstanding throughout the period.

(3) Total returns for periods less than one year are not annualized. Total return assumes reinvestment of dividends and capital gains distributions, if any.

(4)  Annualized.

(5)  Not computed for period indicated.

Prospectus                                             Financial Highlights    5


INFORMATION REGARDING THE FUND

INVESTMENT POLICIES OF THE FUND

     The fund has adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objective of the fund identified on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The fund has implemented additional investment policies and practices to guide its activities in the pursuit of its investment objective. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

INVESTMENT APPROACH

     The manager intends to invest approximately 60% of the fund's assets in equity securities, while the remainder will be invested in bonds and other fixed income securities. A description of the investment style for each class of investment follows.

EQUITY INVESTMENTS

     With the equity portion of the Balanced portfolio, the manager seeks capital growth by investing in securities, primarily common stocks, that meet certain fundamental and technical standards of selection (relating primarily to earnings and revenues acceleration) and have, in the opinion of the manager, better-than-average potential for appreciation. So long as a sufficient number of such securities are available, the manager intends to keep the equity portion of Balanced fully invested in these securities regardless of the movement of stock prices generally. The fund may purchase securities only of companies that have a record of at least three years continuous operation.

     The manager selects, for the equity portion of the portfolio, securities of companies whose earnings and revenue trends meet management's standards of selection. The size of the companies in which a fund invests tends to give it its own characteristics of volatility and risk. These differences come about because developments such as new or improved products or methods, which would be relatively insignificant to a large company, may have a substantial impact on the earnings and revenues of a small company and create a greater demand and a higher value for its shares. However, a new product failure which could readily be absorbed by a large company can cause a rapid decline in the value of the shares of a smaller company. Hence, it could be expected that the volatility of the fund will be impacted by the size of companies in which it invests.

FIXED INCOME INVESTMENTS

     The manager intends to maintain approximately 40% of the fund's assets in fixed income securities with a minimum of 25% of that amount in fixed income senior securities. The fixed income securities in the fund will be chosen based on their level of income production and price stability. The fund may invest in a diversified portfolio of debt and other fixed-rate securities payable in United States currency. These may include obligations of the United States government, its agencies and instrumentalities; corporate securities (bonds, notes, preferreds and convertible issues), and sovereign government, municipal, mortgage-backed and other asset-backed securities.

     There are no maturity restrictions on the fixed income securities in which the fund invests. Under normal market conditions the weighted average portfolio maturity for the fixed income portfolio will be in the three- to 10-year range. The manager will actively manage the portfolio, adjusting the weighted average portfolio maturity in response to expected changes in interest rates. During periods of rising interest rates, a shorter weighted average maturity may be adopted in order to reduce the effect of bond price declines on the fund's net asset value. When interest rates are falling and bond prices rising, a longer weighted average portfolio maturity may be adopted.

     It is the manager's intention to invest the fund's fixed income holdings in high-grade securities. At least 80% of fixed income assets will be invested in

6    Information Regarding the Fund                 American Century Investments


securities which at the time of purchase are rated within the three highest categories by a nationally recognized statistical rating organization [at least A by Moody's Investors Service, Inc. (Moody's) or Standard & Poor's Corp. (S&P)].

     The remaining portion of the fixed income assets may be invested in issues in the fourth highest category (Baa by Moody's or BBB by S&P), or, if not rated, are of equivalent investment quality as determined by the manager and which, in the opinion of the manager, can contribute meaningfully to the fund's results without compromising its objectives. Such issues might include a lower-rated issue where research suggests the likelihood of a rating increase; or a convertible issue of a company deemed attractive by the equity management team. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions or changing circumstances. See "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information.

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

     For additional information, see "Additional Investment Restrictions" in the Statement of Additional Information.

FOREIGN SECURITIES

     The fund may invest an unlimited amount of its assets in the securities of foreign issuers, primarily from developed markets, when these securities meet its standards of selection. The fund may make such investments either directly in foreign securities, or by purchasing Depositary Receipts ("DRs") for foreign securities. DRs are securities listed on exchanges or quoted in the over-the-counter market in one country but represent the shares of issuers domiciled in other countries. DRs may be sponsored or unsponsored. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.

     The fund may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers, and debt securities of foreign governments and their agencies. The fund will limit its purchase of debt securities to investment grade obligations.

     Investments in foreign securities may present certain risks, including those resulting from fluctuations in currency exchange rates, future political and economic developments, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers.

FORWARD CURRENCY EXCHANGE CONTRACTS

     Some of the foreign securities held by the fund may be denominated in foreign currencies. Other securities, such as DRs, may be denominated in U.S. dollars, but have a value that is dependent on the performance of a foreign security, as valued in the currency of its home country. As a result, the value of the fund's portfolio may be affected by changes in the exchange rates between foreign currencies and the U.S. dollar, as well as by changes in the market values of the securities themselves. The performance of foreign currencies relative to the U.S. dollar may be a factor in the overall performance of the fund.

     To protect against adverse movements in exchange rates between currencies, the fund may, for hedging purposes only, enter into forward currency exchange contracts. A forward currency exchange contract obligates the fund to purchase or sell a specific currency at a future date at a specific price.

     The fund may elect to enter into a forward currency exchange contract with respect to a specific purchase or sale of a security, or with respect to the fund's portfolio positions generally.

     By entering into a forward currency exchange contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the fund can "lock in" an exchange rate between the trade and settlement dates for that purchase or sale. This practice is sometimes referred to as "transaction hedging." The fund may enter into transaction hedging contracts with respect to all or a substantial portion of its foreign securities trades.

Prospectus                                   Information Regarding the Fund    7



     When the manager believes that a particular currency may decline in value compared to the U.S. dollar, the fund may enter into forward currency exchange contracts to sell the value of some or all of the fund's portfolio securities either denominated in, or whose value is tied to, that currency. This practice is sometimes referred to as "portfolio hedging." The fund may not enter into a portfolio hedging transaction where it would be obligated to deliver an amount of foreign currency in excess of the aggregate value of its portfolio securities or other assets denominated in, or whose value is tied to, that currency.

     The fund will make use of portfolio hedging to the extent deemed appropriate by the manager. However, it is anticipated that the fund will enter into portfolio hedges much less frequently than transaction hedges.

     If the fund enters into a forward currency exchange contract, the fund, when required, will instruct its custodian bank to segregate cash or liquid high-grade securities in a separate account in an amount sufficient to cover its obligation under the contract. Those assets will be valued at market daily, and if the value of the segregated securities declines, additional cash or securities will be added so that the value of the account is not less than the amount of the fund's commitment. At any given time, no more than 10% of the fund's assets will be committed to a segregated account in connection with portfolio hedging transactions.

     Predicting the relative future values of currencies is very difficult, and there is no assurance that any attempt to protect the fund against adverse currency movements through the use of forward currency exchange contracts will be successful. In addition, the use of forward currency exchange contracts tends to limit the potential gains that might result from a positive change in the relationships between the foreign currency and the U.S. dollar.

PORTFOLIO TURNOVER

     The portfolio turnover rate of the fund is shown in the Financial Highlights table on page 5 of this Prospectus.

     Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to the fund's objectives. The manager believes that the rate of portfolio turnover is irrelevant when it determines a change is in order to achieve those objectives and accordingly, the annual portfolio turnover rate cannot be anticipated.

     The portfolio turnover of the fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost that the fund pays directly. Portfolio turnover may also affect the character of capital gains, if any, realized and distributed by the fund since short-term capital gains are taxable as ordinary income.

REPURCHASE AGREEMENTS

     The fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of the fund.

     A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to repurchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

     Since the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

     The fund will limit repurchase agreement transactions to securities issued by the U.S. government, its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the fund's Board of Directors.

     The fund will invest no more than 15% of its assets in repurchase agreements maturing in more than seven days.

8    Information Regarding the Fund                 American Century Investments


DERIVATIVE SECURITIES

     To the extent permitted by its investment objectives and policies, the fund may invest in securities that are commonly referred to as "derivative"
securities. Generally, a derivative is a financial arrangement the value of which is based on, or "derived" from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as "index/structured" securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators ("reference indices").

     Some  "derivatives"  such  as   mortgage-related   and  other  asset-backed
securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

     There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

     The fund may not invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment since the funds may not invest in oil and gas leases or futures.

     The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

     There are a range of risks associated with derivative investments, including:

o the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio manager anticipates;

o the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

o the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

o    the risk that the counterparty will fail to perform its obligations.

     The Board of Directors has approved the manager's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The manager will report on fund activity in derivative securities to the Board of Directors as necessary. In addition, the Board will review the manager's policy for investments in derivative securities annually.

PORTFOLIO LENDING

     In order to realize additional income, the fund may lend its portfolio securities to persons not affiliated with it and who are deemed to be creditworthy. Such loans must be secured continuously by cash collateral maintained on a current basis in an amount at least equal to the market value of the securities loaned, or by irrevocable letters of credit. During the existence of the loan, the fund must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral. The fund must have the right to call the loan and obtain the securities loaned at any time on five days' notice, including the right to call the loan to enable the fund to vote the securities. Such loans may not exceed one-third of the fund's net assets taken at market. Interest on loaned securities may not exceed 10% of the annual gross income of the fund (without offset for realized capital gains). The portfolio lending policy described in this paragraph is a fundamental policy that may be changed only by a vote of a majority of the fund's shareholders.

WHEN-ISSUED SECURITIES

     The fund may sometimes purchase new issues of securities on a when-issued basis without limit when, in the opinion of the manager, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the

Prospectus                                   Information Regarding the Fund    9


time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account for the fund consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.

RULE 144A SECURITIES

     The fund may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the fund's criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

     With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Directors of the fund has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manager. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

     Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and the fund may, from time to time, hold a Rule 144A security that is illiquid. In such an event, the fund's manager will consider appropriate remedies to minimize the effect on the fund's liquidity. The fund may not invest more than 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).

SHORT SALES

     The fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire an equal amount of the security being sold short at no additional cost. These transactions allow the fund to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.

     The fund may make a short sale when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code.

PERFORMANCE ADVERTISING

     From time to time, the fund may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return, and yield. Performance data may be quoted separately for the Advisor Class and the other classes offered by the fund.

     Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

     A quotation of yield reflects a fund's income over a stated period expressed as a percentage of the fund's share price.

     Yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one-month) period. The

10   Information Regarding the Fund                 American Century Investments


percentage is then annualized. Capital gains and losses are not included in the calculation.

     Yields are calculated according to accounting methods that are standardized in accordance with SEC rules for all stock and bond funds. Because yield accounting methods differ from the methods used for other accounting purposes, the fund's yield may not equal the income paid on your shares or the income reported in the fund's financial statements.

     The fund may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services or Donoghue's Money Fund Report) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index and the Dow Jones Industrial Average. Fund performance may also be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance may also be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.

     All performance information advertised by the fund is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

Prospectus                                   Information Regarding the Fund   11


HOW TO INVEST WITH
AMERICAN CENTURY INVESTMENTS

     The following section explains how to purchase, exchange and redeem Advisor Class shares of the fund offered by this Prospectus.

HOW TO PURCHASE AND SELL AMERICAN
CENTURY FUNDS

     The fund offered by this Prospectus is available as an investment option under your employer-sponsored retirement or savings plan or through or in connection with a program, product or service offered by a financial intermediary, such as a bank, broker-dealer or insurance company. Since all records of your share ownership are maintained by your plan sponsor, plan recordkeeper, or other financial intermediary, all orders to purchase, exchange and redeem shares must be made through your employer or other financial intermediary, as applicable.

     If you are purchasing through a retirement or savings plan, the administrator of your plan or your employee benefits office can provide you with information on how to participate in your plan and how to select American Century funds as an investment option.

     If you are purchasing through a financial intermediary, you should contact your service representative at the financial intermediary for information about how to select American Century funds.

     If you have questions about the fund, see "Investment Policies of the Fund," page 6, or call one of our Institutional Service Representatives at 1-800-345-3533.

     Orders to purchase shares are effective on the day we receive payment. See "When Share Price is Determined," page 14.

     We may discontinue offering shares generally in the fund (including any class of shares of the fund) or in any particular state without notice to shareholders.

HOW TO EXCHANGE FROM ONE AMERICAN CENTURY
FUND TO ANOTHER

     Your plan or program may permit you to exchange your investment in the shares of the fund for shares of another fund in our family. See your plan administrator, employee benefits office or financial intermediary for details on the rules in your plan governing exchanges.

     Exchanges are made at the respective net asset values, next computed after receipt of the exchange instruction by us. If in any 90-day period, the total of the exchanges and redemptions from the account of any one plan participant or financial intermediary client exceeds the lesser of $250,000 or 1% of a fund's assets, further exchanges may be subject to special requirements to comply with our policy on large equity fund redemptions. See "Special Requirements for Large Redemptions," this page.

HOW TO REDEEM SHARES

     Subject to any restrictions imposed by your employer's plan or financial intermediary's program, you can sell ("redeem") your shares through the plan or financial intermediary at their net asset value. Your plan administrator, trustee, or financial intermediary or other designated person must provide us with redemption instructions. The shares will be redeemed at the net asset value next computed after receipt of the instructions in good order. See "When Share Price Is Determined," page 14. If you have any questions about how to redeem, contact your plan administrator, employee benefits office, or service representative at your financial intermediary, as applicable.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

     We have elected to be governed by Rule18f-1 under the Investment Company Act, which obligates the fund to redeem shares in cash, with respect to any one participant account during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. Although redemptions in excess of this limitation will also normally be paid in cash, we reserve the

12 How to Invest with American Century Investments  American Century Investments


right to honor these redemptions by making payment in whole or in part in readily marketable securities (a "redemption-in-kind"). If payment is made in securities, the securities will be selected by the fund, will be valued in the same manner as they are in computing the fund's net asset value and will be provided to the redeeming plan participant or financial intermediary in lieu of cash without prior notice.

     If you expect to make a large redemption and would like to avoid any possibility of being paid in securities, you may do so by providing us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. Receipt of your instruction 15 days prior to the transaction provides the fund with sufficient time to raise the cash in an orderly manner to pay the redemption and thereby minimizes the effect of the redemption on the fund and its remaining shareholders.

     Despite its right to redeem fund shares through a redemption-in-kind, we do not expect to exercise this option unless the fund has an unusually low level of cash to meet redemptions and/or is experiencing unusually strong demands for its cash. Such a demand might be caused, for example, by extreme market conditions that result in an abnormally high level of redemption requests concentrated in a short period of time. Absent these or similar circumstances, we expect redemptions in excess of $250,000 to be paid in cash in any fund with assets of more than $50 million if total redemptions from any one account in any 90-day period do not exceed one-half of 1% of the total assets of the fund.

TELEPHONE SERVICES

INVESTORS LINE

     To request information about our funds and a current prospectus, or get answers to any questions that you may have about the funds and the services we offer, call one of our Institutional Service Representatives at 1-800-345-3533.

Prospectus                  How to Invest with American Century Investments   13


ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED

     The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of the fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds, except for the American Century Target Maturities Trust, net asset value is determined at the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. Net asset value for the Target Maturities Trust is determined one hour prior to the close of the Exchange.

     Investments and requests to redeem or exchange shares will receive the share price next determined after receipt by us of the investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares of a fund received by us or our agents before the net asset value of the fund is determined are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined on, the next day the Exchange is open.

     Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the net asset value is determined.

     It is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the fund's transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the fund's procedures or any contractual arrangements with the fund or the fund's distributor in order for you to receive that day's price.

HOW SHARE PRICE IS DETERMINED

     The valuation of assets for determining net asset value may be summarized as follows:

     The portfolio securities of the fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

     Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

     The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then exchanged to dollars at the prevailing foreign exchange rate.

     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

     Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in

14   Additional Information You Should Know         American Century Investments


various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which the fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE

     The net asset value of the Investor Class of the fund is published in leading newspapers daily. Because the total expense ratio for the Advisor Class shares is 0.25% higher than the Investor Class, their net asset values will be lower than the Investor Class. The net asset value of the Advisor Class may be obtained by calling us.

DISTRIBUTIONS

     Distributions from net investment income are declared and paid quarterly. Distributions from net realized securities gains, if any, are declared and paid once a year, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act.

     Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distribution made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in Individual Retirement Accounts and 403(b) plans paid in cash only if you are at least 59 1/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date.

     A distribution on shares of the fund does not increase the value of your shares or your total return. At any given time the value of your shares includes the undistributed net gains, if any, realized by the fund on the sale of portfolio securities, and undistributed dividends and interest received, less fund expenses.

     Because such gains and dividends are included in the value of your shares, when they are distributed, the value of your shares is reduced by the amount of the distribution. If you buy your shares through a taxable account just before the distribution, you will pay the full price for your shares, and then receive a portion of the purchase price back as a taxable distribution. See "Taxes," this page.

TAXES

     The fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders it pays no income tax.

TAX-DEFERRED ACCOUNTS

     If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the fund will generally not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

     Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description, or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.

TAXABLE ACCOUNTS

     If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable as long-term capital gains regardless of the length of time you have held the shares on which such distributions are paid. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to such shares.

     Dividends and interest received by the fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Prospectus                           Additional Information You Should Know   15


Foreign countries generally do not impose taxes on capital gains in respect of investments by non-resident investors. The foreign taxes paid by the fund will reduce its dividends.

     If more than 50% of the value of the fund's total assets at the end of each quarter of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you.

     If the fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies, capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long the fund holds its investment. The fund may also be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute it to shareholders.

     Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not have increased. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains.

     In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV from either us or your financial intermediary notifying you of the status of your distributions for federal income tax purposes.

     Distributions may also be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

     If you have not complied with certain provisions of the Internal Revenue Code, either we or your financial intermediary is required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.

     Redemption of shares of the fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be long term if shareholders have held such shares for a period of more than one year.If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

16   Additional Information You Should Know         American Century Investments


MANAGEMENT

INVESTMENT MANAGEMENT

     Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the fund. Acting pursuant to an investment advisory agreement entered into with the fund, American Century Investment Management, Inc. serves as the investment manager of the fund. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.

     In June 1995, American Century Companies, Inc. ("ACC"), the parent of the manager, acquired Benham Management International, Inc. In the acquisition, Benham Management Corporation ("BMC"), the investment advisor to the Benham Group of mutual funds, became a wholly owned subsidiary of ACC. Certain employees of BMC provide investment management services to funds managed by the manager, while certain employees of the manager provide investment management services to funds managed by BMC.

     The manager supervises and manages the investment portfolio of the fund and directs the purchase and sale of its investment securities. It utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as it deems appropriate in pursuit of the fund's investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of the fund as necessary between team meetings.

     The portfolio manager members of the team managing Balanced and their work experience for the last five years are as follows:

     JAMES E. STOWERS III, President and Portfolio Manager, joined American Century in 1981. He is a member of the team that manages the equity portion of Balanced.

     BRUCE A. WIMBERLY, Portfolio Manager, joined American Century in September 1994 as an Investment Analyst, a position he held until July 1996. At that time he was promoted to Portfolio Manager. Prior to joining American Century, Mr. Wimberly attended Kellogg Graduate School of Management, Northwestern University from August 1992 to August 1994, where he obtained his MBA degree. Prior to that he served as a Research Analyst for Frontier Capital Management Company, Boston, Massachusetts. Mr. Wimberly is a member of the team that manages the equity portion of Balanced.

     NORMAN E. HOOPS, Senior Vice President and Fixed Income Portfolio Manager, joined American Century as Vice President and Portfolio Manager in November 1989. In April 1993, he became Senior Vice President. He is a member of the team that manages the fixed income portion of Balanced.

     JEFFREY L. HOUSTON, Portfolio Manager, has worked for American Century since November 1990. He is a member of the team that manages the fixed income portion of Balanced.

     The activities of the manager are subject only to directions of the fund's Board of Directors. The manager pays all the expenses of the fund except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.

     For the services provided to the Advisor Class of the fund, the manager receives an annual fee of 0.75% of the average net assets of the fund.

     On the first business day of each month, the fund pays a management fee to the manager for the previous month at the rate specified. The fee for the previous month is calculated by multiplying the applicable fee for such series by the aggregate average daily closing value of the series' net assets during the previous month, and further multiplying that product by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

CODE OF ETHICS

     The fund and the manager have adopted a Code of Ethics that restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the fund's portfolio obtain preclearance before executing personal trades.

Prospectus                           Additional Information You Should Know   17


With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.

TRANSFER AND ADMINISTRATIVE SERVICES

     American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the fund. It provides facilities, equipment and personnel to the fund, and is paid for such services by the manager.

     From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager.

     The manager and the transfer agent are both wholly owned by American Century Companies, Inc. James E. Stowers Jr., Chairman of the fund's Board of Directors, controls American Century Companies by virtue of his ownership of a majority of its common stock.

DISTRIBUTION OF FUND SHARES

     The fund's shares are distributed by American Century Investment Services, Inc., a registered broker-dealer and an affiliate of the manager. As agent for the fund and the manager, the distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries with respect to the sale of the fund's shares and/or the use of the fund's shares in various financial services. The manager (or an affiliate) pays all expenses incurred in promoting sales of, and distributing, the Advisor Class and in securing such services out of the Rule 12b-1 fees described in the section that follows.

SERVICE AND DISTRIBUTION FEES

     Rule 12b-1 adopted by the Securities and Exchange Commission ("SEC") under the Investment Company Act permits investment companies that adopt a written plan to pay certain expenses associated with the distribution of their shares. Pursuant to that rule, the fund's Board of Directors and the initial shareholder of the fund's Advisor Class shares have approved and adopted a Master Distribution and Shareholder Services Plan (the "Plan"). Pursuant to the Plan, the fund pays the manager a shareholder services fee and a distribution fee, each equal to 0.25% (for a total of 0.50%) per annum of the average daily net assets of the shares of the fund's Advisor Class. The shareholder services fee is paid for the purpose of paying the costs of securing certain shareholder and administrative services, and the distribution fee is paid for the purpose of paying the costs of providing various distribution services. All or a portion of such fees are paid by the manager to the banks, broker-dealers, insurance companies or other financial intermediaries through which such shares are made available.

     The Plan has been adopted and will be administered in accordance with the requirements of Rule 12b-1 under the Investment Company Act. For additional information about the Plan and its terms, see "Master Distribution and Shareholder Services Plan" in the Statement of Additional Information. Fees paid pursuant to the Plan may be paid for shareholder services and the maintenance of accounts and therefore may constitute "service fees" for purposes of applicable rules of the National Association of Securities Dealers.

FURTHER INFORMATION ABOUT AMERICAN CENTURY

     American Century Mutual Funds, Inc., the issuer of the fund, was organized as a Maryland corporation on July 2, 1990. The corporation commenced operations on February 28, 1991, the date it merged with Twentieth Century Investors, Inc., a Delaware corporation which had been in business since October 1958. Pursuant to the terms of the Agreement and Plan of Merger dated July 27, 1990, the Maryland corporation was the surviving entity and continued the business of the Delaware corporation with the same officers and directors, the same shareholders and the same investment objectives, policies and restrictions.

     The principal office of the fund is American Century Tower, 4500 Main Street, P.O. Box 419385,

18   Additional Information You Should Know         American Century Investments


Kansas City, Missouri 64141-6385. All inquiries may be made by mail to that address, or by telephone to 1-800-345-3533 (international calls: 816-531-5575).

     American Century Mutual Funds, Inc. issues 17 series of $.01 par value shares. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian.

     American   Century  offers  four  classes  of  the  fund  offered  by  this
Prospectus: an Investor Class, an Institutional Class, a Service Class, and the Advisor Class. The shares offered by this Prospectus are Advisor Class shares.

     The Investor Class is primarily made available to retail investors. The Institutional Class and Service Class are primarily offered to institutional investors or through institutional distribution channels, such as employer-sponsored retirement plans or through banks, broker-dealers, insurance companies or other financial intermediaries. The other classes have different fees, expenses, and/or minimum investment requirements than the Advisor Class. Different fees and expenses will affect performance. For additional information concerning the Investor Class of shares, call one of our Investor Services Representatives at 1-800-345-2021. For information concerning the Institutional or Service classes of shares, call one of our Institutional Service Representatives at 1-800-345-3533 or contact a sales representative or financial intermediary who offers those classes of shares.

     Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, (d) each class may have different exchange privileges, and (e) the Institutional Class may provide for automatic conversion from that class into the Investor Class of the fund.

     Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters which must be voted on separately by the series or class of shares affected. Matters affecting only one series or class are voted upon only by that series or class.

     Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

     Unless required by the Investment Company Act, it will not be necessary for the fund to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or the appointment of auditors. However, pursuant to the fund's by-laws, the holders of shares representing at least 10% of the votes entitled to be cast may request the fund to hold a special meeting of shareholders. We will assist in the communication with other shareholders.

     WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.

Prospectus                           Additional Information You Should Know   19


                                     NOTES

20   Notes                                          American Century Investments


                                     NOTES

Prospectus                                                            Notes   21


P.O. Box 419385
Kansas City, Missouri
64141-6385

Person-to-person assistance:
1-800-345-3533 or 816-531-5575

Telecommunications Device for the Deaf:
1-800-345-1833 or 816-753-0700

Fax: 816-340-4655

Internet: www.americancentury.com

                                 [company logo]
                                    American
                                  Century(sm)

9701           [recycled logo]
SH-BKT-6567       Recycled








                                   PROSPECTUS

                            [american century logo]

                               SEPTEMBER 3, 1996
                            REVISED JANUARY 1, 1997

                                     BENHAM
                                     GROUP(R)

                                  Cash Reserve

ADVISOR CLASS

                                 [front cover]



                          AMERICAN CENTURY INVESTMENTS
                                FAMILY OF FUNDS

     American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs. American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.

                          AMERICAN CENTURY INVESTMENTS

       Benham Group          American Century Group  Twentieth Century(R) Group

    MONEY MARKET FUNDS         ASSET ALLOCATION &
   GOVERNMENT BOND FUNDS         BALANCED FUNDS            GROWTH FUNDS
  DIVERSIFIED BOND FUNDS    CONSERVATIVE EQUITY FUNDS   INTERNATIONAL FUNDS
   MUNICIPAL BOND FUNDS          SPECIALTY FUNDS

       Cash Reserve




                                   PROSPECTUS
                               SEPTEMBER 3, 1996
                            REVISED JANUARY 1, 1997

                                  Cash Reserve

                                 ADVISOR CLASS

                      AMERICAN CENTURY MUTUAL FUNDS, INC.

     American Century Mutual Funds, Inc. is a part of American Century Investments, a family of funds that includes nearly 70 no-load and low-load mutual funds covering a variety of investment opportunities. One of the money market funds from our Benham Group is described in this Prospectus. Its investment objective is listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.

     The fund shares offered by this Prospectus (the Advisor Class shares) are sold at their net asset value with no sales charges or commissions. The Advisor Class shares are subject to Rule 12b-1 shareholder services and distribution fees as described in this Prospectus.

     The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

     This Prospectus gives you information about the fund that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated September 3, 1996, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference.
To obtain a copy without charge, call or write:

                          AMERICAN CENTURY INVESTMENTS
                       4500 Main Street o P.O. Box 419385
               Kansas City, Missouri 64141-6385 o 1-800-345-3533
                       International calls: 816-531-5575
                    Telecommunications Device for the Deaf:
                   1-800-345-1833 o In Missouri: 816-753-0700
                       Internet: www.americancentury.com

     Additional information, including this Prospectus and the Statement of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus                                                                     1



                        INVESTMENT OBJECTIVE OF THE FUND

AMERICAN CENTURY - BENHAM CASH RESERVE FUND

     Cash Reserve is a money market fund which seeks to obtain maximum current income consistent with the preservation of principal and maintenance of liquidity. The fund intends to pursue its investment objective by investing substantially all of its assets in a portfolio of money market instruments and maintaining a weighted average maturity of not more than 90 days.

     INVESTMENTS IN THE FUND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT OR ANY OTHER AGENCY. THERE IS NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A $1.00 SHARE PRICE.

   There is no assurance that the fund will achieve its investment objective.

NO PERSON IS AUTHORIZED BY THE FUND TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUND, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.

2  Investment Objective                             American Century Investments



                               TABLE OF CONTENTS

Transaction and Operating Expense Table.......................4
Financial Highlights..........................................5

INFORMATION REGARDING THE FUND

Investment Policies of the Fund...............................6
   Cash Reserve...............................................6
Other Investment Practices, Their Characteristics
   and Risks..................................................6
   Repurchase Agreements......................................6
   Derivative Securities......................................7
   Portfolio Lending..........................................7
   Foreign Securities.........................................8
   When-Issued Securities.....................................8
   Rule 144A Securities.......................................8
Performance Advertising.......................................8

HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

How to Purchase and Sell American
   Century Funds..............................................10
How to Exchange From One
   American Century Fund to Another...........................10
How to Redeem Shares..........................................10
Telephone Services............................................10
   Investors Line.............................................10

ADDITIONAL INFORMATION YOU SHOULD KNOW

Share Price...................................................11
   When Share Price Is Determined.............................11
   How Share Price Is Determined..............................11
   Where to Find Yield Information ...........................11
Distributions.................................................11
Taxes.........................................................12
   Tax-Deferred Accounts......................................12
   Taxable Accounts...........................................12
Management....................................................12
   Investment Management......................................12
   Code of Ethics.............................................13
   Transfer and Administrative Services.......................13
Distribution of Fund Shares...................................13
   Service and Distribution Fees..............................14
Further Information About American Century....................14

Prospectus                                                 Table of Contents  3



                    TRANSACTION AND OPERATING EXPENSE TABLE

                                                                   Cash
                                                                 Reserve

SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load Imposed on Purchases.......................     none
Maximum Sales Load Imposed on Reinvested Dividends............     none
Deferred Sales Load...........................................     none
Redemption Fee(1).............................................     none
Exchange Fee..................................................     none

ANNUAL FUND OPERATING EXPENSES:
(AS A PERCENTAGE OF NET ASSETS)

Management Fees...............................................     0.45%
12b-1 Fees....................................................     0.50%
Other Expenses(2).............................................     0.00%
Total Fund Operating Expenses.................................     0.95%

EXAMPLE

You would pay the following expenses on a               1 year      $10
$1,000 investment, assuming a 5% annual return and     3 years       30
redemption at the end of each time period:             5 years       52
                                                      10 years      116

(1) The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the manager, and a portion is used to compensate them for distribution and other shareholder services. See "Service and Distribution Fees," page 14.

(2) Other expenses, which include the fees and expenses (including legal counsel fees) of those directors who are not "interested persons" as defined in the Investment Company Act, were 0.0014 of 1% of average net assets for the most recent fiscal year.

     The purpose of this table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares of Cash Reserve offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by Securities and Exchange Commission regulations.

     NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     The shares offered by this Prospectus are Advisor Class shares. The fund offers two other classes of shares, one of which is primarily made available to retail investors and one that is primarily made available to institutional investors. The other classes have different fee structures than the Advisor Class, resulting in different performance for those classes. For additional information about the various classes, see "Further Information About American Century," page 14.

4  Transaction and Operating Expense Table         American Century Investments



                              FINANCIAL HIGHLIGHTS
                                  CASH RESERVE

     The Advisor Class of the fund was established September 3, 1996. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's Investor Class of shares, which has a total expense ratio that is 0.25% lower than the Advisor Class. Had the Advisor Class been in existence for the fund for the time periods presented, the fund's performance information would be lower as a result of the additional expense.

     The Financial Highlights for each of the periods presented have been audited by Baird, Kurtz & Dobson, independent certified public accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended October 31 except as noted.

                                         1995       1994      1993       1992       1991     1990     1989     1988    1987     1986

PER-SHARE DATA

Net Asset Value, Beginning of Period   $1.00       $1.00     $1.00      $1.00      $1.00    $1.00    $1.00    $1.00  $1.00     $1.00
Income from Investment Operations
   Net Investment Income               .05(2)        .03       .02        .04        .06      .07      .08      .07     .06      .06
   Net Realized and Unrealized
   Gain on Investment Transactions         --         --        --         --         --       --       --       --      --     .001
   Total from Investment Operations       .05        .03       .02        .04        .06      .07      .08      .07     .06      .06
Distributions
   From Net Investment Income          (.052)     (.032)    (.023)     (.037)     (.058)   (.074)   (.083)   (.065)  (.056)   (.062)
   From Net Realized Gains on
   Investment Transactions                 --         --        --         --         --       --       --       --      --   (.001)
   In Excess of Net Realized Gains         --         --        --         --         --       --       --       --      --       --
   Total Distributions                 (.052)     (.032)    (.023)     (.037)     (.058)   (.074)   (.083)   (.065)  (.056)   (.063)
Net Asset Value, End of Period          $1.00      $1.00     $1.00      $1.00      $1.00    $1.00    $1.00    $1.00   $1.00    $1.00
   Total Return(3)                      5.38%      3.21%     2.30%      3.74%      5.95%    7.67%    8.66%    6.73%   5.75%    6.46%

RATIOS/SUPPLEMENTAL DATA

   Ratio of Operating Expenses to
   Average Net Assets                    .70%       .80%     1.00%    .98%(4)    .97%(4)    1.00%    1.00%    1.00%   1.00%    1.01%
   Ratio of Net Investment Income to
   Average Net Assets                   5.27%      3.18%     2.30%      3.62%      5.75%    7.40%    8.35%    6.52%   5.80%    5.83%
   Net Assets, End of
   Period (in thousands)         $1,469,546 $1,298,982 $1,256,012 $1,487,961 $1,236,309 $953,687 $639,115 $488,781 $447,917 $134,958

(1) The data presented has been restated to give effect to a 100 shares for 1 stock split in the form of a stock dividend that occurred on November 13, 1993.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any.

(4) Expenses are shown net of management fees waived by the manager for low-balance account fees collected during period.

Prospectus                                              Financial Highlights  5



                         INFORMATION REGARDING THE FUND

INVESTMENT POLICIES OF THE FUND

     The fund has adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objective of the fund identified on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The fund has implemented additional investment policies and practices to guide its activities in the pursuit of its investment objective. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

     For an explanation of the securities ratings referred to in the following discussion, see "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information.

CASH RESERVE

     Cash Reserve seeks to obtain a level of current income consistent with preservation of capital and maintenance of liquidity. Cash Reserve is designed for investors who want income and no fluctuation in their principal.

     Cash Reserve expects, but cannot guarantee, that it will maintain a constant share price of $1.00. The fund follows industry-standard guidelines on the quality and maturity of its investments, purchasing only securities having remaining maturities of not more than 13 months and by maintaining a weighted average portfolio maturity of not more than 90 days.

     Cash Reserve invests substantially all of its assets in a diversified portfolio of U.S. dollar denominated high quality money market instruments, consisting of:

(1) Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

(2)  Commercial Paper

(3)  Certificates of Deposit and Euro Dollar Certificates of Deposit

(4)  Bankers' Acceptances

(5)  Short-term notes, bonds, debentures, or other debt instruments

(6)  Repurchase agreements

     These classes of securities may be held in any proportion, and such proportion may vary as market conditions change.

     All portfolio holdings are limited to those which at the time of purchase have a short-term rating of A-1 by Standard & Poor's Corporation ("S&P") or P-1 by Moody's Investors Services ("Moody's"), or if they have no short-term rating are issued or guaranteed by an entity having a long-term rating of at least AA by S&P or Aa by Moody's.

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

     For additional information, see "Additional Investment Restrictions" in the Statement of Additional Information.

REPURCHASE AGREEMENTS

     The fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of the fund.

     A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to repurchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

     Since the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposi-

6  Information Regarding the Fund                   American Century Investments



tion of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

     The fund will limit repurchase agreement transactions to securities issued by the U.S. government, its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the fund's Board of Directors.

     The fund may invest in repurchase agreements with respect to any security in which the fund is authorized to invest, even if the remaining maturity of the underlying security would make that security ineligible for purchase by such fund. The fund will not invest more than 10% of its assets in repurchase agreements maturing in more than seven days.

DERIVATIVE SECURITIES

     To the extent permitted by its investment objectives and policies, the fund may invest in securities that are commonly referred to as "derivative"
securities. Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as "index/structured" securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators ("reference indices").

     Some  "derivatives"  such  as   mortgage-related   and  other  asset-backed
securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

     There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

     The fund may not invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund.

     The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

     There are a range of risks associated with derivative investments, including:

     o the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio manager anticipates;

     o the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

     o the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

     o    the risk that the counterparty will fail to perform its obligations.

     The Board of Directors has approved the manager's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The manager will report on fund activity in derivative securities to the Board of Directors as necessary. In addition, the Board will review the manager's policy for investments in derivative securities annually.

PORTFOLIO LENDING

     In order to realize additional income, the fund may lend its portfolio securities to persons not affiliated with it and who are deemed to be creditworthy. Such loans must be secured continuously by cash collateral maintained on a current basis in an amount at least equal to the market value of the securities loaned, or by irrevocable letters of credit. During the existence of the loan, the fund must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral. The fund must have the right to call the loan and obtain the securities loaned at any time on five days' notice, including, if applicable, the right to call the loan to enable the fund to vote the securities. Such loans may not exceed one-third of the fund's net assets taken at market. Interest on loaned

Prospectus                                     Information Regarding the Fund  7



securities may not exceed 10% of the annual gross income of the fund (without offset for realized capital gains). The portfolio lending policy described in this paragraph is a fundamental policy that may be changed only by a vote of fund shareholders.

FOREIGN SECURITIES

     The fund may invest an unlimited amount of its assets in the securities of foreign issuers, including foreign governments, when these securities meet its standards of selection. Securities of foreign issuers may trade in the U.S. or foreign securities markets. The fund will limit its purchase of debt securities to U.S. dollar denominated obligations. Such securities will be primarily from developed markets.

     Investments in foreign securities may present certain risks, including those resulting from future political and economic developments, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers.

WHEN-ISSUED SECURITIES

     The fund may sometimes purchase new issues of securities on a when-issued basis without the limit when, in the opinion of the manager, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occurs 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of each security may decline prior to delivery, which could result in a loss to the fund. A separate account for the fund consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.

RULE 144A SECURITIES

     The fund may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the fund's criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

     With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Directors of the fund has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manager. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

     Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and the fund may, from time to time, hold a Rule 144A security that is illiquid. In such an event, the fund's manager will consider appropriate remedies to minimize the effect on the fund's liquidity. The fund may not invest more than 10% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).

PERFORMANCE ADVERTISING

     From time to time, the fund may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return, yield and effective yield. Performance data may be quoted separately for the Advisor Class and for the other classes offered by the fund.

     Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total

8  Information Regarding the Fund                   American Century Investments



return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

     A quotation of yield reflects a fund's income over a stated period expressed as a percentage of the fund's share price. In the case of Cash Reserve, yield is calculated by measuring the income generated by an investment in the fund over a seven-day period (net of fund expenses). This income is then "annualized." That is, the amount of income generated by the investment over the seven-day period is assumed to be generated over each similar period each week throughout a full year and is shown as a percentage of the investment. The
"effective yield" is calculated in a similar manner but, when annualized, the income earned by the investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.

     Yields are calculated according to accounting methods that are standardized in accordance with SEC rules for all stock and bond funds. Because yield accounting methods differ from the methods used for other accounting purposes, the fund's yield may not equal the income paid on your shares or the income reported in the fund's financial statements.

     The fund may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services or Donoghue's Money Fund Report) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance including the Donoghue's Money Fund Average and the Bank Rate Monitor National Index of 21/2-year CD rates. Fund performance may also be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance may also be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.

     All performance information advertised by the fund is historical in nature and is not intended to represent or guarantee future results.

Prospectus                                     Information Regarding the Fund  9



                               HOW TO INVEST WITH
                          AMERICAN CENTURY INVESTMENTS

     The following section explains how to purchase, exchange and redeem Advisor Class shares of the fund offered by this Prospectus.

HOW TO PURCHASE AND SELL AMERICAN
CENTURY FUNDS

     The fund offered by this Prospectus is available as an investment option under your employer-sponsored retirement or savings plan or through or in connection with a program, product or service offered by a financial intermediary, such as a bank, broker-dealer or insurance company. Since all records of your share ownership are maintained by your plan sponsor, plan recordkeeper, or other financial intermediary, all orders to purchase, exchange and redeem shares must be made through your employer or other financial intermediary, as applicable.

     If you are purchasing through a retirement or savings plan, the administrator of your plan or your employee benefits office can provide you with information on how to participate in your plan and how to select American Century funds as an investment option.

     If you are purchasing through a financial intermediary, you should contact your service representative at the financial intermediary for information about how to select American Century funds.

     If you have questions about the fund, see "Investment Policies of the Fund," page 6, or call one of our Institutional Service Representatives at 1-800-345-3533.

     Orders to purchase shares are effective on the day we receive payment. See "When Share Price is Determined," page 11.

     We may discontinue offering shares generally in the fund (including any class of shares of the fund) or in any particular state without notice to shareholders.

HOW TO EXCHANGE FROM ONE AMERICAN CENTURY
FUND TO ANOTHER

     Your plan or program may permit you to exchange your investment in the shares of the fund for shares of another fund in our family. See your plan administrator, employee benefits office or financial intermediary for details on the rules in your plan governing exchanges.

HOW TO REDEEM SHARES

     Subject to any restrictions imposed by your employer's plan or financial intermediary's program, you can sell ("redeem") your shares through the plan or financial intermediary at their net asset value. Your plan administrator, trustee, or financial intermediary or other designated person must provide us with redemption instructions. The shares will be redeemed at the net asset value next computed after receipt of the instructions in good order. See "When Share Price Is Determined," page 11. If you have any questions about how to redeem, contact your plan administrator, employee benefits office, or service representative at your financial intermediary, as applicable.

TELEPHONE SERVICES

INVESTORS LINE

     To request information about our funds and a current prospectus, or get answers to any questions that you may have about the funds and the services we offer, call one of our Institutional Service Representatives at 1-800-345-3533.

10  How To Invest                                   American Century Investments



                     ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED

     The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of the fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds, except the American Century Target Maturities Trust, net asset value is determined at the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. Net asset value for the Target Maturities is determined one hour prior to the close of the Exchange.

     Investments and requests to redeem or exchange shares will receive the share price next determined after we receive your investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares of a fund received by us or one of our agents before the net asset values of the fund is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined as of the close of the Exchange on the next day the Exchange is open.

     Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the net asset value is determined.

     It is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the fund's transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the fund's procedures or any contractual arrangements with the fund or the fund's distributor in order for you to receive that day's price.

HOW SHARE PRICE IS DETERMINED

     The securities held by the fund are valued on the basis of amortized cost. This method involves initially valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium paid at the time of the purchase, rather than determining the security's market value from day to day.

WHERE TO FIND YIELD INFORMATION

     The yield of the Investor Class of Cash Reserve is published weekly in leading financial publications and daily in many local newspapers. Because the total expense ratio for the Advisor Class shares is 0.25% higher than the Investor Class shares, the yield will be lower than the Investor Class. Yield information of the Advisor Class may be obtained by calling us.

DISTRIBUTIONS

     At the close of each day, including Saturdays, Sundays and holidays, net income plus net realized gains on portfolio securities is determined and declared as a distribution. The distribution will be paid monthly on the last Friday of each month, except for year-end distributions which will be paid on the last business day of the year.

     You will begin to participate in the distributions the day after your purchase is effective. See "When Share Price is Determined," above. If you redeem shares, you will receive the distribution declared for the day of the redemption. If all shares are redeemed, the distribution on the redeemed shares will be included with your redemption proceeds.

     Cash Reserve does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

     Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in Individual Retirement Accounts and

Prospectus                            Additional Information You Should Know  11


403(b) plans paid in cash only if you are at least 591/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date.

TAXES

     The fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income taxes.

TAX-DEFERRED ACCOUNTS

     If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the fund will generally not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

     Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description, or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals from the plan.

TAXABLE ACCOUNTS

     If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, except as described below. The dividends from net income of the fixed income funds do not qualify for the 70% dividends-received deduction for corporations since they are derived from interest income. Distributions from net long-term capital gains are taxable as long-term capital gains regardless of the length of time the shares on which such distributions are paid have been held by the shareholder.

     Distributions are taxable to you regardless of whether they are taken in cash or reinvested.

     In January of the year following the distribution, if you own shares in taxable accounts, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

     Distributions to taxable accounts may also be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

     If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either we or your financial intermediary is required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.

MANAGEMENT

INVESTMENT MANAGEMENT

     Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the fund. Acting pursuant to an investment management agreement entered into with the fund, American Century Investment Management, Inc. serves as the investment manager of the fund. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri, 64111. The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.

     In June 1995, American Century Companies, Inc. ("ACC"), the parent of the manager, acquired Benham Management International, Inc. In the acquisition, Benham Management Corporation ("BMC"), the investment advisor to the Benham Group of mutual funds, became a wholly owned subsidiary of ACC. Certain employees of BMC provide investment management services to funds managed by the manager, while certain employees provide investment management services to funds managed by BMC.

12  Additional Information You Should Know          American Century Investments



     The manager supervises and manages the investment portfolio of the fund and directs the purchase and sale of its investment securities. It utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio and the asset mix as it deems appropriate in pursuit of the fund's investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of the fund or of sectors of the fund as necessary between team meetings.

     The portfolio manager members of the teams managing the fund described in this Prospectus and their work experience for the last five years are as follows:

     ROBERT V. GAHAGAN, Vice President and Portfolio Manager, has worked for American Century since May 1983. He became a Portfolio Manager in December 1991. Prior to that he served as Assistant Portfolio Manager.

     AMY O'DONNELL joined American Century in 1988, becoming a member of its portfolio department in 1988. In 1992 she assumed her current position as a Portfolio Manager of three American Century funds.

     The activities of the manager are subject only to directions of the fund's Board of Directors. The manager pays all the expenses of the fund except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.

     For the services provided to the fund, the manager receives an annual fee of 0.45% of the average net assets of Cash Reserve.

     On the first business day of each month, the fund pays a management fee to the manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of the fund's net assets during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

CODE OF ETHICS

     The fund and the manager have adopted a Code of Ethics, which restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the fund's portfolios obtain preclearance before executing personal trades. With respect to portfolio managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.

TRANSFER AND ADMINISTRATIVE SERVICES

     American Century Services Corporation, 4500 Main Street, Kansas City, Missouri, 64111, acts as transfer agent and dividend-paying agent for the fund. It provides facilities, equipment and personnel to the fund and is paid for such services by the manager.

     From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager.

     The manager and transfer agent are both wholly owned by American Century Companies, Inc. James E. Stowers Jr., Chairman of the fund's Board of Directors, controls American Century Companies by virtue of his ownership of a majority of its common stock.

DISTRIBUTION OF FUND SHARES

     The fund's shares are distributed by American Century Investment Services, Inc., a registered broker-dealer and an affiliate of the fund's investment manager. As agent for the fund and the manager, the distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries with respect to the sale of the fund's shares and/or the use of the fund's shares in various financial services. The manager (or an affiliate) pays all expenses incurred in promoting sales of, and distributing, the Advisor Class and in securing

Prospectus                            Additional Information You Should Know  13



such services out of the Rule 12b-1 fees described in the section that follows.

SERVICE AND DISTRIBUTION FEES

     Rule 12b-1 adopted by the Securities and Exchange Commission ("SEC") under the Investment Company Act permits investment companies that adopt a written plan to pay certain expenses associated with the distribution of their shares. Pursuant to that rule, the fund's Board of Directors and the initial shareholder of the fund's Advisor Class shares have approved and adopted a Master Distribution and Shareholder Services Plan (the "Plan") with the manager. Pursuant to the Plan, the fund pays the manager services fee and a distribution fee, each equal to 0.25% (for a total of 0.50%) per annum of the average daily net assets of the shares of the fund's Advisor Class. The shareholder services fee is paid for the purpose of paying the costs of securing certain shareholder and administrative services, and the distribution fee is paid for the purpose of paying the costs of providing various distribution services. All or a portion of such fees are paid by the the manager to the banks, broker-dealers, insurance companies or other financial intermediaries through which such shares are made available.

     The Plan has been adopted and will be administered in accordance with the requirements of Rule 12b-1 under the Investment Company Act. For additional information about the Plan and its terms, see "Master Distribution and Shareholder Services Plan" in the Statement of Additional Information. Fees paid pursuant to the Plan may be paid for shareholder services and the maintenance of accounts and therefore may constitute "service fees" for purposes of applicable rules of the National Association of Securities Dealers.

FURTHER INFORMATION ABOUT AMERICAN CENTURY

     American Century Mutual Funds, Inc., the issuer of the fund, was organized as a Maryland corporation on July 2, 1990. The corporation commenced operations on February 28, 1991, the date it merged with Twentieth Century Investors, Inc., a Delaware corporation which had been in business since October 1958. Pursuant to the terms of the Agreement and Plan of Merger dated July 27, 1990, the Maryland corporation was the surviving entity and continued the business of the Delaware corporation with the same officers and directors, the same shareholders and the same investment objectives, policies and restrictions.

     The principal office of the fund is American Century Tower, 4500 Main Street, P.O. Box 419385, Kansas City, Missouri 64141-6385. All inquiries may be made by mail to that address, or by telephone to 1-800-345-3533 (international calls: 816-531-5575).

     American Century Mutual Funds, Inc. issues 17 series of $.01 par value shares. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian.

     American  Century  offers  three  classes  of  the  fund  offered  by  this
Prospectus: an Investor Class, a Service Class, and the Advisor Class. The shares offered by this Prospectus are Advisor Class shares.

     The Investor Class is primarily made available to retail investors. The Service Class is primarily offered to institutional investors or through institutional distribution channels, such as employer-sponsored retirement plans or through banks, broker-dealers, insurance companies or other financial intermediaries. The other classes have different fees, expenses, and/or minimum investment requirements than the Advisor Class. Different fees and expenses will affect performance. For additional information concerning the Investor Class of shares, call one of our Investor Services Representatives at 1-800-345-2021. For information concerning the Service Class of shares, call one of our Institutional Service Representatives at 1-800-345-3533 or contact a sales representative or financial intermediary who offers that class of shares.

     Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, and (d) each class may have different exchange privileges.

     Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except those matters which must be voted on separately by the series or class of shares affected. Matters affecting

14  Additional Information You Should Know          American Century Investments



only one series or class are voted upon only by that series or class.

     Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

     Unless required by the Investment Company Act, it will not be necessary for the fund to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or the appointment of auditors. However, pursuant to the fund's by-laws, the holders of shares representing at least 10% of the votes entitled to be cast may request the fund to hold a special meeting of shareholders. The manager will assist in the communication with other shareholders.

     WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.

Prospectus                            Additional Information You Should Know  15



                                     NOTES

16  Prospectus                                                            Notes




                                     NOTES

Prospectus                                                             Notes  17



P.O. Box 419385
Kansas City, Missouri
64141-6385

Person-to-person assistance:
1-800-345-3533 or 816-531-5575

Telecommunications Device for the Deaf:
1-800-345-1833 or 816-753-0700

Fax: 816-340-4655

Internet: www.americancentury.com

9609                [recycle logo]
SH-BKT-6563            Recycled


                            [american century logo]
                                    American
                                  Century(sm)






                                   PROSPECTUS

                                 [company logo]
                                    American
                                  Century(sm)

                               SEPTEMBER 3, 1996
                            REVISED JANUARY 1, 1997

                                     BENHAM
                                    GROUP(R)

                           Short-Term Government Fund
                       Intermediate-Term Government Fund

ADVISOR CLASS

                                 [front cover]


AMERICAN CENTURY INVESTMENTS

FAMILY OF FUNDS

     American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.

                          AMERICAN CENTURY INVESTMENTS

BENHAM GROUP(R)          AMERICAN CENTURY GROUP       TWENTIETH CENTURY(R) GROUP

MONEY MARKET FUNDS          ASSET ALLOCATION &                GROWTH FUNDS
GOVERNMENT BOND FUNDS          BALANCED FUNDS               INTERNATIONAL FUNDS
DIVERSIFIED BOND FUNDS     CONSERVATIVE EQUITY FUNDS
MUNICIPAL BOND FUNDS           SPECIALTY FUNDS

    Short-Term
  Government Fund

 Intermediate-Term
  Government Fund

                              [inside front cover]



                                   PROSPECTUS
                               SEPTEMBER 3, 1996
                            REVISED JANUARY 1, 1997

                           Short-Term Government Fund
                       Intermediate-Term Government Fund

                                 ADVISOR CLASS

AMERICAN CENTURY MUTUAL FUNDS, INC.

     American Century Mutual Funds, Inc. is a part of American Century Investments, a family of funds that includes nearly 70 no-load and low-load mutual funds covering a variety of investment opportunities. Two of the funds from our Benham Group that invest primarily in debt instruments of the U.S. government and its agencies are described in this Prospectus. Their investment objectives are listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.

     Each fund's shares offered in this Prospectus (the Advisor Class shares) are sold at their net asset value with no sales charges or commissions. The
Advisor Class shares are subject to Rule 12b-1 shareholder services and distribution fees as described in this Prospectus.

     The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

     This Prospectus gives you information about the funds that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated September 3, 1996, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference.
To obtain a copy without charge, call or write:

                          AMERICAN CENTURY INVESTMENTS
                       4500 Main Street o P.O. Box 419385
               Kansas City, Missouri 64141-6385 o 1-800-345-3533
                       International calls: 816-531-5575
                    Telecommunications Device for the Deaf:
                   1-800-345-1833 o In Missouri: 816-753-0700
                       Internet: www.americancentury.com

     Additional information, including this Prospectus and the Statement of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus                                                                     1


INVESTMENT OBJECTIVES OF THE FUNDS

AMERICAN CENTURY -- BENHAM
SHORT-TERM GOVERNMENT FUND

     The Short-Term Government Fund seeks a competitive level of income. The fund intends to pursue its investment objective by investing in securities of the U.S. government and its agencies and maintaining a weighted average maturity of three years or less.

AMERICAN CENTURY -- BENHAM
INTERMEDIATE-TERM GOVERNMENT FUND

     The Intermediate-Term Government Fund seeks a competitive level of income. The fund intends to pursue its investment objective by investing in securities of the U.S. government and its agencies and maintaining a weighted average maturity of three to 10 years.

There is no assurance that the funds will achieve their respective investment objectives.

NO PERSON IS AUTHORIZED BY THE FUNDS TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUNDS, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.

2    Investment Objectives                          American Century Investments


TABLE OF CONTENTS

Transaction and Operating Expense Table ..................................4
Financial Highlights .....................................................5

INFORMATION REGARDING THE FUNDS

Investment Policies of the Funds .........................................7
     Short-Term Government Fund and Intermediate-Term Government Fund ....7
Fundamentals of Fixed Income Investing ...................................8
Other Investment Practices, Their Characteristics and Risks ..............9
     Portfolio Turnover ..................................................9
     Repurchase Agreements ...............................................9
     Derivative Securities ...............................................9
     Portfolio Lending ..................................................10
     When-Issued Securities .............................................10
Performance Advertising .................................................11

HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

How to Purchase and Sell American Century Funds .........................12
How to Exchange from One American Century Fund to Another ...............12
How to Redeem Shares ....................................................12
Telephone Services ......................................................12
     Investors Line .....................................................12

ADDITIONAL INFORMATION YOU SHOULD KNOW

Share Price .............................................................13
     When Share Price Is Determined .....................................13
     How Share Price Is Determined ......................................13
     Where to Find Information About Share Price ........................13
Distributions ...........................................................13
Taxes ...................................................................14
     Tax-Deferred Accounts ..............................................14
     Taxable Accounts ...................................................14
Management ..............................................................15
     Investment Management ..............................................15
     Code of Ethics .....................................................16
     Transfer and Administrative Services ...............................16
Distribution of Fund Shares .............................................16
     Service and Distribution Fees ......................................16
Further Information About American Century ..............................17

Prospectus                                                Table of Contents    3

TRANSACTION AND OPERATING EXPENSE TABLE

                                                          Intermediate-Term      Short-Term
                                                           Government Fund     Government Fund

SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load Imposed on Purchases ...................      none              none
Maximum Sales Load Imposed on Reinvested Dividends ........      none              none
Deferred Sales Load .......................................      none              none
Redemption Fee ............................................      none              none
Exchange Fee ..............................................      none              none

ANNUAL FUND OPERATING EXPENSES (as a percentage of net assets):

Management Fees ...........................................     0.50%             0.45%
12b-1 Fees(1) .............................................     0.50%             0.50%
Other Expenses(2) .........................................     0.00%             0.00%
Total Fund Operating Expenses .............................     1.00%             0.95%

EXAMPLE

You would pay the following expenses on a               1 year    $10               $10
$1,000 investment, assuming a 5% annual return and     3 years     32                30
redemption at the end of each time period:             5 years     55                52
                                                      10 years    122               116

(1) The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the manager, and a portion is used to compensate them for distribution and other shareholder services. See "Distribution of Fund Shares," page 16.

(2) Other expenses, which include the fees and expenses (including legal counsel fees) of those directors who are not "interested persons" as defined in the Investment Company Act, were 0.0014 of 1% of average net assets for the most recent fiscal year.

     The purpose of the table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares of the funds offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by Securities and Exchange Commission regulations.

     NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     The shares offered by this Prospectus are Advisor Class shares. The funds offer two other classes of shares, one of which is primarily made available to retail investors and one that is primarily made available to institutional investors. The other classes have different fee structures than the Advisor Class, resulting in different performance for those classes. For additional information about the various classes, see "Further Information About American Century," page 17.

4    Transaction and Operating Expense Table        American Century Investments

FINANCIAL HIGHLIGHTS

SHORT-TERM GOVERNMENT FUND

     The Advisor Class of the fund was established September 3, 1996. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's Investor Class of shares, which has a total expense ratio that is 0.25% lower than the Advisor Class. Had the Advisor Class been in existence for the fund for the time periods presented, the fund's performance information would be lower as a result of the additional expense.

     The Financial Highlights for each of the periods presented have been audited by Baird, Kurtz & Dobson, independent certified public accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended October 31, except as noted.

                                       1995      1994   1993(1)   1992(1)   1991(1)   1990(1)   1989(1)  1988(1)   1987(1)   1986(1)

PER-SHARE DATA

Net Asset Value,
Beginning of Period ................  $9.27     $9.67     $9.61     $9.41     $9.08     $9.32     $9.42    $9.55    $10.16     $9.95
                                    -------   -------   -------   -------   -------   -------   -------  -------   -------   -------
Income from Investment Operations

   Net Investment Income ...........    .52       .40       .36       .44       .63       .79       .84      .81       .79       .87

   Net Realized and Unrealized
   Gain (Loss) on
   Investment Transactions .........    .24     (.40)       .06       .20       .33     (.24)     (.10)    (.13)     (.49)       .27
                                    -------   -------   -------   -------   -------   -------   -------  -------   -------   -------
   Total Income from
   Investment Operations ...........    .76        --       .42       .64       .96       .55       .74      .68       .30      1.14
                                    -------   -------   -------   -------   -------   -------   -------  -------   -------   -------
Distributions

   From Net Investment Income ...... (.519)    (.402)     (.36)    (.441)    (.635)    (.789)    (.843)   (.816)    (.792)    (.871)

   From Net Realized Gains
   on Investment Transactions ......     --        --        --        --        --        --        --       --    (.122)    (.056)
                                    -------   -------   -------   -------   -------   -------   -------  -------   -------   -------
   Total Distributions ............. (.519)    (.402)     (.36)    (.441)    (.635)    (.789)    (.843)   (.816)    (.914)    (.927)
                                    -------   -------   -------   -------   -------   -------   -------  -------   -------   -------
Net Asset Value, End of Period .....  $9.51     $9.27     $9.67     $9.61     $9.41     $9.08     $9.32    $9.41     $9.55    $10.16
                                    =======   =======   =======   =======   =======   =======   =======  =======   =======   =======
   Total Return(2) .................  8.42%      .07%     4.45%     6.85%    10.99%     6.28%     8.36%    7.44%     3.14%    11.89%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets ..............   .70%      .81%     1.00%   .99%(3)   .99%(3)     1.00%     1.00%    1.00%     1.00%     1.01%

Ratio of Net Investment Income
to Average Net Assets ..............  5.53%     4.17%     3.73%     4.62%     6.88%     8.64%     9.10%    8.60%     8.10%     8.54%

Portfolio Turnover Rate ............   128%      470%      413%      391%      779%      620%      567%     578%      468%      464%

Net Assets, End
of Period (in thousands) ..........$391,331  $396,753  $511,981  $569,430  $534,515  $455,536  $443,475 $440,380  $335,601  $254,714

(1) The data presented has been restated to give effect to a 10 shares for 1 stock split in the form of a stock dividend that occurred on November 13, 1993.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any.

(3) Expenses are shown net of management fees waived by the manager for low-balance account fees collected during period.

Prospectus                                             Financial Highlights    5

FINANCIAL HIGHLIGHTS

INTERMEDIATE-TERM GOVERNMENT FUND

     The Advisor Class of the fund was established September 3, 1996. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's Investor Class of shares, which has a total expense ratio that is 0.25% lower than the Advisor Class. Had the Advisor Class been in existence for the fund for the time periods presented, the fund's performance information would be lower as a result of the additional expense.

     The Financial Highlights for each of the periods presented have been audited by Baird, Kurtz & Dobson, independent certified public accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended October 31, except as noted.

                                                                                1995      1994(1)

PER-SHARE DATA

Net Asset Value, Beginning of Period ........................................  $9.55       $10.00
                                                                             -------      -------
Income from Investment Operations

     Net Investment Income ..................................................    .58          .34

     Net Realized and Unrealized Gain (Loss) on Investment Transactions .....    .49        (.45)
                                                                             -------      -------
     Total Income (Loss) from Investment Operations .........................   1.07        (.11)
                                                                             -------      -------
Distributions

     From Net Investment Income ............................................. (.583)       (.343)
                                                                             -------      -------
Net Asset Value, End of Period .............................................. $10.04        $9.55
                                                                             -------      -------
     Total Return(2) ........................................................ 11.58%      (1.01)%
                                                                             =======      =======
RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets ...........................   .74%      .75%(3)

Ratio of Net Investment Income to Average Net Assets ........................  5.99%     5.43%(3)

Portfolio Turnover Rate .....................................................   137%      205%(3)

Net Assets, End of Period (in thousands) ....................................$21,981       $6,280

(1)  March 1, 1994 (inception) through October 31, 1994.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for less than one year are not annualized.

(3)  Annualized.

6    Financial Highlights                           American Century Investments


INFORMATION REGARDING THE FUNDS

INVESTMENT POLICIES OF THE FUNDS

     The funds have adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objectives of the funds identified on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The funds have implemented additional investment policies and practices to guide their activities in the pursuit of their respective investment objectives. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

     For an explanation of the securities ratings referred to in the following discussion, see "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information.

SHORT-TERM GOVERNMENT FUND AND
INTERMEDIATE-TERM GOVERNMENT FUND

     These funds seek to provide a competitive level of income and limited price volatility by investing in securities of the U.S. government and its agencies, securities that are considered to be of the highest credit quality.

     The two funds differ in the weighted average maturities of their portfolios and accordingly, in their degree of risk and level of income. Generally, the longer the weighted average maturity of a fund's portfolio, the higher the yield and the greater the price volatility.

     The Short-Term Government Fund will maintain a weighted average portfolio maturity of three years or less. The fund is designed for investors who can accept some fluctuation in principal in order to earn a higher level of current income than is generally available from money market securities, but who do not want as much price volatility as is inherent in longer-term securities.

     The Intermediate-Term Government Fund will maintain a weighted average portfolio maturity of three to 10 years. The fund is designed for investors seeking a higher level of current income than is generally available from shorter-term government securities and who are willing to accept a greater degree of price fluctuation.

     The  market  value of the  securities  in which the  Short-Term  Government
Fund  and   Intermediate-Term   Government  Fund  invest  will  fluctuate,   and
accordingly, the value of your shares will vary from day to day. See "Fundamentals of Fixed Income Investing," page 8.

     Both funds may invest in (1) direct obligations of the United States, such as Treasury bills, notes and bonds, which are supported by the full faith and credit of the United States, and (2) obligations (including mortgage-related securities) issued or guaranteed by agencies and instrumentalities of the U.S. government that are established under an act of Congress. The securities of some of these agencies and instrumentalities, such as the Government National Mortgage Association, are guaranteed as to principal and interest by the U.S. Treasury, and other securities are supported by the right of the issuer, such as the Federal Home Loan Banks, to borrow from the Treasury. Other obligations, including those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality.

     Mortgage-related securities in which the funds may invest include collateralized mortgage obligations ("CMOs") issued by a U.S. agency or instrumentality. A CMO is a debt security that is collateralized by a portfolio or pool of mortgages or mortgage-backed securities. The issuer's obligation to make interest and principal payments is secured by the underlying pool or portfolio of mortgages or securities.

     The market value of mortgage-related securities, even those in which the underlying pool of mortgage loans is guaranteed as to the payment of principal and interest by the U.S. government, is not insured. When interest rates rise, the market value of those

Prospectus                                  Information Regarding the Funds    7


securities may decrease in the same manner as other debt, but when interest rates decline, their market value may not increase as much as other debt instruments because of the prepayment feature inherent in the underlying mortgages. If such securities are purchased at a premium, the fund will suffer a loss if the obligation is prepaid. Prepayments will be reinvested at prevailing rates, which may be less than the rate paid by the prepaid obligation.

     For the purpose of determining the weighted average portfolio maturity of the funds, the manager will consider the maturity of a mortgage-related security to be the remaining expected average life of the security. The average life of such securities is likely to be substantially less than the original maturity as a result of prepayments of principal on the underlying mortgages, especially in a declining interest rate environment. In determining the remaining expected average life, the manager makes assumptions regarding prepayments on underlying mortgages. In a rising interest rate environment, those prepayments generally decrease, and may decrease below the rate of prepayment assumed by the manager when purchasing those securities. Such slowdown may cause the remaining maturity of those securities to lengthen, which will increase the relative volatility of those securities and, hence, the fund holding the securities.

FUNDAMENTALS OF FIXED INCOME INVESTING

HISTORICAL YIELDS
[line graph - graph data]

         30-YEAR     20-YEAR      3-MONTH
         TREASURY   TAX-EXEMPT    TREASURY
         BONDS        BONDS        BILLS

1/91     8.19%        7.14%        6.38%
2/91     8.20         7.00         6.26
3/91     8.25         6.84         5.93
4/91     8.18         6.67         5.69
5/91     8.26         6.65         5.69
6/91     8.4          6.72         5.69
7/91     8.34         6.61         5.68
8/91     8.06         6.6          5.48
9/91     7.81         6.43         5.25
10/91    7.91         6.4          4.97
11/91    7.94         6.5          4.46
12/91    7.4          6.25         3.96
1/92     7.76         6.33         3.94
2/92     7.79         6.35         4.02
3/92     7.96         6.4          4.14
4/92     8.04         6.43         3.77
5/92     7.84         6.25         3.77
6/92     7.78         6.13         3.65
7/92     7.46         5.78         3.24
8/92     7.41         6.01         3.22
9/92     7.38         6.04         2.74
10/92    7.62         6.34         3.01
11/92    7.6          6.08         3.34
12/92    7.4          6.04         3.14
1/93     7.2          5.9          2.97
2/93     6.9          5.45         3
3/93     6.92         5.61         2.96
4/93     6.93         5.52         2.96
5/93     6.98         5.54         3.11
6/93     6.67         5.32         3.08
7/93     6.56         5.38         3.1
8/93     6.09         5.15         3.07
9/93     6.02         4.99         2.98
10/93    5.97         5            3.1
11/93    6.3          5.24         3.2
12/93    6.35         5.1          3.06
1/94     6.24         4.97         3.03
2/94     6.66         5.26         3.43
3/94     7.09         5.87         3.55
4/94     7.31         6.04         3.95
5/94     7.43         5.99         4.24
6/94     7.61         6.05         4.22
7/94     7.39         5.91         4.36
8/94     7.45         5.96         4.66
9/94     7.82         6.17         4.77
10/94    7.97         6.36         5.15
11/94    8            6.64         5.71
12/94    7.88         6.45         5.69
1/95     7.7          6.12         6
2/95     7.44         5.78         5.94
3/95     7.43         5.77         5.87
4/95     7.34         5.81         5.86
5/95     6.65         5.55         5.8
6/95     6.62         5.77         5.57
7/95     6.85         5.77         5.58
8/95     6.65         5.73         5.45
9/95     6.5          5.67         5.41
10/95    6.33         5.49         5.51
11/95    6.13         5.31         5.49
12/95    5.95         5.18         5.08


BOND PRICE VOLATILITY

     For a given change in interest rates, longer maturity bonds experience a greater change in price, as shown below:

                       Price of a 7%       Price of same
                        coupon bond         bond if its        Percent
       Years to         now trading       yield increases      change
       Maturity         to yield 7%            to 8%          in price
-----------------------------------------------------------------------------
        1 year           $100.00              $99.06           -0.94%
        3 years           100.00               97.38           -2.62%
       10 years           100.00               93.20           -6.80%
       30 years           100.00               88.69           -11.31%


YEARS TO MATURITY
[bar graph - graph data]

SHORT-TERM GOVERNMENT FUND
Likely Maturities of Individual Holdings                    0-8 years
Expected Weighted Average Portfolio Maturity Range     6 mos.-5 years

INTERMEDIATE-TERM GOVERNMENT FUND
Likely Maturities of Individual Holdings                   0-20 years
Expected Weighted Average Portfolio Maturity Range         3-10 years


     Over time, the level of interest rates available in the marketplace changes. As prevailing rates fall, the prices of bonds and other securities that trade on a yield basis rise. On the other hand, when prevailing interest rates rise, bond prices fall.

     Generally, the longer the maturity of a debt security, the higher its yield and the greater its price volatility. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

     These factors operating in the marketplace have a similar impact on bond portfolios. A change in the level of interest rates causes the net asset value per share of any bond fund, except money market funds, to change. If sustained over time, it would also have the impact of raising or lowering the yield of the fund.

     In addition to the risk arising from fluctuating interest rate levels, debt securities are subject to credit risk. When a security is purchased, its anticipated yield is dependent on the timely payment by the borrower of each interest and principal installment. Credit analysis and resultant bond ratings take into account the relative likelihood that such timely payment will occur. As a result, lower-rated bonds tend to sell at higher yield levels than top-rated bonds of similar maturity.

8    Information Regarding the Funds                American Century Investments


AUTHORIZED QUALITY RANGES
                                  A-1        A-2    A-3
                                  P-1        P-2    P-3
                                 MIG-1      MIG-2  MIG-3
                                 SP-1       SP-2   SP-3
                           AAA    AA     A   BBB    BB    B   CCC   CC   C    D
                           -----------------------------------------------------
Short-Term
 Government Fund            x
Intermediate-Term
 Government Fund            x


     In addition, as economic, political and business developments unfold, lower-quality bonds, which possess lower levels of protection with regard to timely payment, usually exhibit more price fluctuation than do higher-quality bonds of like maturity.

     The investment practices of our fixed income funds take into account these relationships. The portfolio maturity of each fund has implications for the degree of price volatility and the yield level to be expected from each.

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

     For additional information, see "Additional Investment Restrictions" in the Statement of Additional Information.

PORTFOLIO TURNOVER

     The portfolio turnover rates of the funds are shown in the Financial Highlights tables on pages 5 and 6 of this Prospectus.

     Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to a fund's objectives. The manager believes that the rate of portfolio turnover is irrelevant when it determines a change is in order to achieve those objectives and accordingly, the annual portfolio turnover rate cannot be anticipated.

     The portfolio turnover of each fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost that the funds pay directly. Portfolio turnover may also affect the character of capital gains, if any, realized and distributed by a fund since short-term capital gains are taxable as ordinary income.

REPURCHASE AGREEMENTS

     Each fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

     A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to repurchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

     Since the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

     The funds will limit repurchase agreement transactions to securities issued by the U.S. government, its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the funds' Board of Directors.

     Each of the funds may invest in repurchase agreements with respect to any security in which that fund is authorized to invest, even if the remaining maturity of the underlying security would make that security ineligible for purchase by such fund. No fund will invest more than 15% of its assets in repurchase agreements maturing in more than seven days.

DERIVATIVE SECURITIES

     To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as "derivative" securities. Generally, a derivative is a financial arrangement the value of which is based on, or "derived" from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as "index/structured" securities. Index/structured securities are derivative securities

Prospectus                                  Information Regarding the Funds    9


whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators ("reference indices").

     Some  "derivatives"  such  as   mortgage-related   and  other  asset-backed
securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

     There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

     No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a bond whose interest rate is indexed to the return on two-year treasury securities would be a permissible investment (assuming it otherwise meets the other requirements for the funds), while a security whose underlying value is linked to the price of oil would not be a permissible investment since the funds may not invest in oil and gas leases or futures.

     The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

     There are a range of risks associated with derivative investments, including:

o the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio manager anticipates;

o the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

o the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

o    the risk that the counterparty will fail to perform its obligations.

     The Board of Directors has approved the manager's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The manager will report on fund activity in derivative securities to the Board of Directors as necessary. In addition, the Board will review the manager's policy for investments in derivative securities annually.

PORTFOLIO LENDING

     In order to realize additional income, each fund may lend its portfolio securities to persons not affiliated with it and who are deemed to be creditworthy. Such loans must be secured continuously by cash collateral maintained on a current basis in an amount at least equal to the market value of the securities loaned, or by irrevocable letters of credit. During the existence of the loan, the fund must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral. The fund must have the right to call the loan and obtain the securities loaned at any time on five days' notice, including, if applicable, the right to call the loan to enable the fund to vote the securities. Such loans may not exceed one-third of the fund's net assets taken at market. Interest on loaned securities may not exceed 10% of the annual gross income of the fund (without offset for realized capital gains). The portfolio lending policy described in this paragraph is a fundamental policy that may be changed only by a vote of fund shareholders.

WHEN-ISSUED SECURITIES

     Each of the funds may sometimes purchase new issues of securities on a when-issued basis without the limit when, in the opinion of the manager, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occurs 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of each security may decline prior to delivery, which

10   Information Regarding the Funds                American Century Investments


could result in a loss to the fund. A separate account for each fund consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.

PERFORMANCE ADVERTISING

     From time to time, the funds may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return, and yield. Performance data may be quoted separately for the Advisor Class and for the other classes offered by the funds.

     Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

     A quotation of yield reflects a fund's income over a stated period expressed as a percentage of the fund's share price. Yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one-month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.

     Yields are calculated according to accounting methods that are standardized in accordance with SEC rules for all stock and bond funds. Because yield accounting methods differ from the methods used for other accounting purposes, a fund's yield may not equal the income paid on your shares or the income reported in a fund's financial statements.

     The funds may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services or Donoghue's Money Fund Report) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance including the Donoghue's Money Fund Average and the Bank Rate Monitor National Index of 2 1/2-year CD rates. Fund performance may also be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance may also be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.

     All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

Prospectus                                  Information Regarding the Funds   11


HOW TO INVEST WITH
AMERICAN CENTURY INVESTMENTS

     The following section explains how to purchase, exchange and redeem Advisor Class shares of the funds offered by this Prospectus.

HOW TO PURCHASE AND SELL AMERICAN
CENTURY FUNDS

     One or more of the funds offered by this Prospectus is available as an investment option under your employer-sponsored retirement or savings plan or through or in connection with a program, product or service offered by a financial intermediary, such as a bank, broker-dealer or an insurance company. Since all records of your share ownership are maintained by your plan sponsor, plan recordkeeper, or other financial intermediary, all orders to purchase, exchange and redeem shares must be made through your employer or other financial intermediary, as applicable.

     If you are purchasing through a retirement or savings plan, the administrator of your plan or your employee benefits office can provide you with information on how to participate in your plan and how to select American Century funds as an investment option.

     If you are purchasing through a financial intermediary, you should contact your service representative at the financial intermediary for information about how to select American Century funds.

     If you have questions about a fund, see "Investment Policies of the Funds,"
page  7,  or  call  one  of  our  Institutional   Service   Representatives   at
1-800-345-3533.

     Orders to purchase shares are effective on the day we receive payment. See "When Share Price is Determined," page 13.

     We may discontinue offering shares generally in the funds (including any class of shares of a fund) or in any particular state without notice to shareholders.

HOW TO EXCHANGE FROM ONE
AMERICAN CENTURY FUND TO ANOTHER

     Your plan or program may permit you to exchange your investment in the shares of a fund for shares of another fund in our family. See your plan administrator, employee benefits office or financial intermediary for details on the rules in your plan governing exchanges.

HOW TO REDEEM SHARES

     Subject to any restrictions imposed by your employer's plan or financial intermediary's program, you can sell ("redeem") your shares through the plan or financial intermediary at their net asset value. Your plan administrator, trustee, or financial intermediary or other designated person must provide us with redemption instructions. The shares will be redeemed at the net asset value next computed after receipt of the instructions in good order. See "When Share Price Is Determined," page 13. If you have any questions about how to redeem, contact your plan administrator, employee benefits office, or service representative at your financial intermediary, as applicable.

TELEPHONE SERVICES

INVESTORS LINE

     To request information about our funds and a current prospectus, or get answers to any questions that you may have about the funds and the services we offer, call one of our Institutional Service Representatives at 1-800-345-3533.

12 How to Invest with American Century Investments  American Century Investments


ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED

     The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of a fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds, except the American Century Target Maturities Trust, net asset value is determined at the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time.

     Investments and requests to redeem or exchange shares will receive the share price next determined after we receive your investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares of a fund received by us or our agent before the net asset value of the fund is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined on the next day the Exchange is open.

     Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the net asset value is determined.

     It is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the funds' transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the funds' procedures or any contractual arrangements with the funds or the funds' distributor in order for you to receive that day's price.

HOW SHARE PRICE IS DETERMINED

     The valuation of assets for determining net asset value may be summarized as follows:

     The portfolio securities of each fund, except as otherwise noted, are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

     When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE

     The net asset values of the Investor Class of the funds are published in leading newspapers daily. Because the total expense ratio for the Advisor Class shares is 0.25% higher than the Investor Class, their net asset values will be lower than the Investor Class. Net asset value of the Advisor Class of the funds may be obtained by calling us.

DISTRIBUTIONS

     At the close of each day, including Saturdays, Sundays and holidays, net income is determined and declared as a distribution. The distribution will be paid monthly on the last Friday of each month, except for year-end distributions, which will be paid on the last business day of the year.

     You will begin to participate in the distributions the day after your purchase is effective. See "When Share Price is Determined," this page. If you redeem shares, you will receive the distribution declared for the day of the redemption. If all shares are redeemed, the distribution on the redeemed shares will be included with your redemption proceeds.

     Distributions from net realized securities gains, if any, generally are declared and paid once a year, but the funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act.

     Participants  in  employer-sponsored   retirement  or  savings  plans  must
reinvest all distributions. For

Prospectus                           Additional Information You Should Know   13


shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in Individual Retirement Accounts and 403(b) plans paid in cash only if you are at least 59 1/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date.

TAXES

     Each fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income taxes.

TAX-DEFERRED ACCOUNTS

     If Advisor Class shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the funds will generally not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

     Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description, or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals from the plan.

TAXABLE ACCOUNTS

     If Advisor Class shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, except as described below. The dividends from net income of the fixed income funds do not qualify for the 70%
dividends-received deduction for corporations since they are derived from interest income. Distributions from net long-term capital gains are taxable as long-term capital gains, regardless of the length of time the shares on which such distributions are paid have been held by the shareholder. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to such shares.

     Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not have increased. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains.

     In January of the year following the distribution, if you own shares in taxable accounts, you will receive a Form 1099-DIV from either us or your financial intermediary notifying you of the status of your distributions for federal income tax purposes. The funds will advise shareholders of the percentage, if any, of the dividends not exempt from federal income tax.

     Distributions may also be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

     If you have not complied with certain provisions of the Internal Revenue Code, either we or your financial intermediary is required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to

14   Additional Information You Should Know         American Century Investments


a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.

     Redemption of shares of a fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be long term if shareholders have held such shares for a period of more than one year. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of The Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

MANAGEMENT

INVESTMENT MANAGEMENT

     Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the funds. Acting pursuant to an investment management agreement entered into with the funds, American Century Investment Management, Inc. serves as the manager of the funds. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.

     In June 1995, American Century Companies, Inc. ("ACC"), the parent of the manager, acquired Benham Management International, Inc. In the acquisition, Benham Management Corporation ("BMC"), the investment advisor to the Benham Group of mutual funds, became a wholly owned subsidiary of ACC. Certain employees of BMC provide investment management services to funds managed by the manager, while certain employees of the manager provide investment management services to funds managed by BMC.

     The manager supervises and manages the investment portfolios of each fund and directs the purchase and sale of their investment securities. It utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the funds. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the funds' portfolios and the funds' asset mix as it deems appropriate in pursuit of the funds' investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of the funds or of sectors of the funds as necessary between team meetings.

     The portfolio manager members of the teams managing the funds described in this Prospectus and their work experience for the last five years are as follows:

     C. CASEY COLTON, Portfolio Manager, joined BMC in 1990 as a Municipal Analyst. He was promoted to his current position in 1995. Mr. Colton is a Chartered Financial Analyst (CFA). He is a member of the team that manages the Intermediate-Term Government Fund.

     ROBERT V. GAHAGAN, Vice President and Portfolio Manager, has worked for American Century since May 1983. He became a Portfolio Manager in December 1991. Prior to that he served as Assistant Portfolio Manager. He is a member of the team that manages the Short-Term Government Fund.

     NEWLIN RANKIN, Portfolio Manager, joined BMC in 1994. He is a member of the team that manages the Short-Term Government Fund. Prior to joining BMC, Mr. Rankin was an Assistant Vice-President at Wells Fargo Bank from 1991 to 1993.

     The activities of the manager are subject only to directions of the funds' Board of Directors. The manager pays all the expenses of the funds except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.

     For the services provided to the funds, the manager receives an annual fee at the following rates:

     o   0.95% of the average net assets of Short-Term Government; and

     o   1% of the average net assets of Intermediate-Term Government.

     On the first business day of each month, each fund pays a management fee to the manager for the

Prospectus                           Additional Information You Should Know   15


previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for such fund by the aggregate average daily closing value of each fund's net assets during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

CODE OF ETHICS

     The funds and the manager have adopted a Code of Ethics that restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the funds' portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.

TRANSFER AND ADMINISTRATIVE SERVICES

     American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the funds. It provides facilities, equipment and personnel to the funds, and is paid for such services by the manager.

     From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager.

     The manager and transfer agent are both wholly owned by American Century Companies, Inc. James E. Stowers Jr., Chairman of the funds' Board of Directors, controls American Century Companies by virtue of his ownership of a majority of its common stock.

DISTRIBUTION OF FUND SHARES

     The funds' shares are distributed by American Century Investment Services, Inc., a registered broker-dealer and an affiliate of the manager. As agent for the funds and the manager, the distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries with respect to the sale of the funds' shares and/or the use of the funds' shares in various financial services. The manager (or an affiliate) pays all expenses incurred in promoting sales of, and distributing, the Advisor Class and in securing such services out of the Rule 12b-1 fees described in the section that follows.

SERVICE AND DISTRIBUTION FEES

     Rule 12b-1 adopted by the Securities and Exchange Commission ("SEC") under the Investment Company Act permits investment companies that adopt a written plan to pay certain expenses associated with the distribution of their shares. Pursuant to that rule, the funds' Board of Directors and the initial shareholder of the funds' Advisor Class shares have approved and adopted a Master Distribution and Shareholder Services Plan (the "Plan"). Pursuant to the Plan, each fund pays the manager a shareholder services fee and a distribution fee, each equal to 0.25% (for a total of 0.50%) per annum of the average daily net assets of the shares of the fund's Advisor Class. The shareholder services fee is paid for the purpose of paying the costs of securing certain shareholder and administrative services, and the distribution fee is paid for the purpose of paying the costs of providing various distribution services. All or a portion of such fees are paid by the manager to the banks, broker-dealers, insurance companies or other financial intermediaries through which such shares are made available.

     The Plan has been adopted and will be administered in accordance with the requirements of Rule 12b-1 under the Investment Company Act. For additional information about the Plan and its terms, see "Master Distribution and Shareholder Services Plan" in the Statement of Additional Information. Fees paid pursuant to the Plan may be paid for shareholder services and the maintenance of accounts and therefore may constitute "service fees" for purposes of applicable rules of the National Association of Securities Dealers.

16   Additional Information You Should Know         American Century Investments


FURTHER INFORMATION ABOUT AMERICAN CENTURY

     American Century Mutual Funds, Inc., the issuer of the funds, was organized as a Maryland corporation on July 2, 1990. The corporation commenced operations on February 28, 1991, the date it merged with Twentieth Century Investors, Inc., a Delaware corporation which had been in business since October 1958. Pursuant to the terms of the Agreement and Plan of Merger dated July 27, 1990, the Maryland corporation was the surviving entity and continued the business of the Delaware corporation with the same officers and directors, the same shareholders and the same investment objectives, policies and restrictions.

     The principal office of the funds is American Century Tower, 4500 Main Street, P.O. Box 419385, Kansas City, Missouri 64141-6385. All inquiries may be made by mail to that address, or by telephone to 1-800-345-3533 (international calls: 816-531-5575).

     American Century Mutual Funds, Inc. issues 17 series of $.01 par value shares. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian.

     American  Century offers three classes of each of the funds offered by this
Prospectus: an Investor Class, a Service Class, and an Advisor Class. The shares offered by this Prospectus are Advisor Class shares.

     The Investor Class is primarily made available to retail investors. The Service Class is primarily made available to institutional investors or through institutional distribution channels, such as employer-sponsored retirement plans or through banks, broker-dealers, insurance companies or other financial intermediaries. The other classes have different fees, expenses, and/or minimum investment requirements than the Advisor Class. Different fees and expenses will affect performance. For information concerning the Investor Class of shares, call one of our Investor Services Representatives at 1-800-345-2021. For information concerning the Service Class of shares, call one of our Institutional Service Representatives at 1-800-345-3533 or contact a sales representative or financial intermediary who offers the Service Class of shares.

     Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, and (d) each class may have different exchange privileges.

     Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except those matters which must be voted on separately by the series or class of shares affected. Matters affecting only one series or class are voted upon only by that series or class.

     Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of directors can elect all of the directors if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

     Unless required by the Investment Company Act, it will not be necessary for the funds to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or the appointment of auditors. However, pursuant to the funds' bylaws, the holders of shares representing at least 10% of the votes entitled to be cast may request the funds to hold a special meeting of shareholders. The manager will assist in the communication with other shareholders.

     WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.

Prospectus                           Additional Information You Should Know   17


P.O. Box 419385
Kansas City, Missouri
64141-6385

Person-to-person assistance:
1-800-345-3533 or 816-531-5575

Telecommunications Device for the Deaf:
1-800-345-1833 or 816-753-0700

Fax: 816-340-4655

Internet: www.americancentury.com

                                 [company logo]
                                    American
                                  Century(sm)


9701                [recycled logo]
SH-BKT-6575            Recycled

                                  [back cover]







                                   PROSPECTUS

                                 [company logo]

                               SEPTEMBER 3, 1996
                            REVISED JANUARY 1, 1997

                                     BENHAM
                                     GROUP(R)

                               Limited-Term Bond
                             Intermediate-Term Bond
                                  Benham Bond

ADVISOR CLASS

                                 [front cover]



                          AMERICAN CENTURY INVESTMENTS
                                FAMILY OF FUNDS

     American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.

                          AMERICAN CENTURY INVESTMENTS

       BENHAM GROUP          AMERICAN CENTURY GROUP   TWENTIETH CENTURY(R) GROUP

    MONEY MARKET FUNDS         ASSET ALLOCATION &
   GOVERNMENT BOND FUNDS         BALANCED FUNDS             GROWTH FUNDS
  DIVERSIFIED BOND FUNDS    CONSERVATIVE EQUITY FUNDS    INTERNATIONAL FUNDS
   MUNICIPAL BOND FUNDS          SPECIALTY FUNDS

     Limited-Term Bond
  Intermediate-Term Bond
        Benham Bond




                                   PROSPECTUS
                               SEPTEMBER 3, 1996
                            REVISED JANUARY 1, 1997

                               LIMITED-TERM BOND
                      INTERMEDIATE-TERM BOND o BENHAM BOND

                                 ADVISOR CLASS

                      AMERICAN CENTURY MUTUAL FUNDS, INC.

     American Century Mutual Funds, Inc., is a part of American Century Investments, a family of funds that includes nearly 70 no-load and low-load mutual funds covering a variety of investment opportunities. Three of the funds from our Benham Group that invest primarily in fixed income or debt instruments are described in this Prospectus. Their investment objectives are listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.

     Each fund's shares offered in this Prospectus (the Advisor Class shares) are sold at their net asset value with no sales charges or commissions. The
Advisor Class shares are subject to Rule 12b-1 shareholder services and distribution fees as described in this Prospectus.

     The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

     This Prospectus gives you information about the funds that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated September 3, 1996, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference.
To obtain a copy without charge, call or write:

                          AMERICAN CENTURY INVESTMENTS
                       4500 Main Street o P.O. Box 419385
               Kansas City, Missouri 64141-6385 o 1-800-345-3533
                       International calls: 816-531-5575
                    Telecommunications Device for the Deaf:
                   1-800-345-1833 o In Missouri: 816-753-0700
                       Internet: www.americancentury.com

     Additional information, including this Prospectus and the Statement of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus                                                                     1



                       INVESTMENT OBJECTIVES OF THE FUNDS

AMERICAN CENTURY - BENHAM LIMITED-TERM BOND
FUND

     The Limited-Term Bond Fund seeks income. The fund intends to pursue its investment objective by investing in bonds and other debt obligations and maintaining a weighted average maturity of five years or less.

AMERICAN CENTURY - BENHAM INTERMEDIATE-TERM
BOND FUND

     The Intermediate-Term Bond Fund seeks a competitive level of income. The fund intends to pursue its investment objective by investing in bonds and other debt obligations and maintaining a weighted average maturity of three to 10 years.

AMERICAN CENTURY - BENHAM BOND FUND

     The Benham Bond Fund seeks a high level of income. The fund intends to pursue its investment objective by investing in bonds and other debt obligations and maintaining a weighted average maturity of 10 years or greater. Effective March 1, 1997 the fund's policy regarding portfolio weighted average will change. As of that date, there will be no weighted average portfolio maturity requirement for the fund, although it is expected that the fund will invest primarily in intermediate and long-term bonds. You should consider this impending policy change prior to making an investment in the fund.

There is no assurance that the funds will achieve their respective investment objectives.

NO PERSON IS AUTHORIZED BY THE FUNDS TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUNDS, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.

2  Investment Objectives                            American Century Investments



                               TABLE OF CONTENTS

Transaction and Operating Expense Table.......................4
Financial Highlights..........................................5

INFORMATION REGARDING THE FUNDS

Investment Policies of the Funds..............................8
   Limited-Term Bond, Intermediate-Term Bond
      and Benham Bond.........................................8
Fundamentals of Fixed Income Investing........................10
Other Investment Practices, Their Characteristics
   and Risks..................................................10
   Portfolio Turnover.........................................10
   Repurchase Agreements......................................11
   Derivative Securities......................................11
   Portfolio Lending..........................................12
   Foreign Securities.........................................12
   When-Issued Securities.....................................12
   Rule 144A Securities.......................................12
   Interest Rate Futures Contracts and
      Options Thereon.........................................13
   Performance Advertising....................................14

HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

How to Purchase and Sell American
   Century Funds..............................................15
How to Exchange from One American Century
   Fund to Another............................................15
How to Redeem Shares..........................................15
Telephone Services............................................15
   Investors Line.............................................15

ADDITIONAL INFORMATION YOU SHOULD KNOW

Share Price...................................................16
   When Share Price Is Determined.............................16
   How Share Price Is Determined..............................16
   Where to Find Information About Share Price................17
Distributions.................................................17
Taxes.........................................................17
   Tax-Deferred Accounts......................................17
   Taxable Accounts...........................................17
Management....................................................18
   Investment Management......................................18
   Code of Ethics.............................................19
   Transfer and Administrative Services.......................19
Distribution of Fund Shares...................................19
   Service and Distribution Fees..............................19
Further Information About American Century....................20

Prospectus                                                  Table of Contents  3

                    TRANSACTION AND OPERATING EXPENSE TABLE

                                                                Benham   Intermediate-Term Limited-Term
                                                                 Bond          Bond            Bond

SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load Imposed on Purchases.....................     none          none            none
Maximum Sales Load Imposed on Reinvested Dividends..........     none          none            none
Deferred Sales Load.........................................     none          none            none
Redemption Fee..............................................     none          none            none
Exchange Fee................................................     none          none            none

ANNUAL FUND OPERATING EXPENSES:
(AS A PERCENTAGE OF NET ASSETS)

Management Fees.............................................     0.55%         0.50%           0.45%
12b-1 Fees(1)...............................................     0.50%         0.50%           0.50%
Other Expenses(2)...........................................     0.00%         0.00%           0.00%
Total Fund Operating Expenses...............................     1.05%         1.00%           0.95%

EXAMPLE

You would pay the following expenses on a             1 year        $11          $10             $10
$1,000 investment, assuming a 5% annual return and   3 years         33           32              30
redemption at the end of each time period:           5 years         58           55              52
                                                    10 years        128          122             116

(1) The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the manager, and a portion is used to compensate them for distribution and other shareholder services. See "Service and Distribution Fees," page 19.

(2) Other expenses, which include the fees and expenses (including legal counsel fees) of those directors who are not "interested persons" as defined in the Investment Company Act, were 0.0014 of 1% of average net assets for the most recent fiscal year.

     The purpose of the table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares of the American Century funds offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by Securities and Exchange Commission regulations.

     NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     The shares offered by this Prospectus are Advisor Class shares. The funds offer two other classes of shares, one of which is primarily made available to retail investors and one that is primarily made available to institutional investors. The other classes have different fee structures than the Advisor Class, resulting in different performance for those classes. For additional information about the various classes, see "Further Information About American Century," page 20.

4  Transaction and Operating Expense Table          American Century Investments



                              FINANCIAL HIGHLIGHTS
                               LIMITED-TERM BOND

     The Advisor Class of the fund was established September 3, 1996. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's Investor Class of shares, which has a total expense ratio that is 0.25% lower than the Advisor Class. Had the Advisor Class been in existence for the fund for the time periods presented, the fund's performance information would be lower as a result of the additional expense.

     The Financial Highlights for each of the periods presented have been audited by Baird, Kurtz & Dobson, independent certified public accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended October 31, except as noted.

                                                              1995     1994(1)

PER-SHARE DATA

Net Asset Value, Beginning of Period..................       $9.68      $10.00
Income from Investment Operations
   Net Investment Income..............................      .56(2)         .31
   Net Realized and Unrealized Gains (Losses) on
   Investment Transactions............................         .28       (.32)
   Total from Investment Operations...................         .84       (.01)
Distributions
   From Net Investment Income.........................      (.557)      (.312)
   From Net Realized Gains on Investment Transactions.          --          --
   In Excess of Net Realized Gains....................          --          --
   Total Distributions................................      (.557)      (.312)
Net Asset Value, End of Period........................       $9.96       $9.68
   Total Return(3)....................................       8.89%      (.08)%

RATIOS/SUPPLEMENTAL DATA

   Ratio of Operating Expenses to Average Net Assets..        .69%     .70%(4)
   Ratio of Net Investment Income to Average Net Assets      5.70%    4.79%(4)
   Portfolio Turnover Rate............................        116%         48%
   Net Assets, End of Period (in thousands)...........      $7,193      $4,375

(1)  March 1, 1994 (inception) through October 31, 1994.

(2)  Computed using average shares outstanding throughout the period.

(3) Total returns for periods less than one year are not annualized. Total return assumes reinvestment of dividends and capital gains distributions, if any.

(4)  Annualized.

Prospectus                                               Financial Highlights  5



                              FINANCIAL HIGHLIGHTS
                             INTERMEDIATE-TERM BOND

     The Advisor Class of the fund was established September 3, 1996. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's Investor Class of shares, which has a total expense ratio that is 0.25% lower than the Advisor Class. Had the Advisor Class been in existence for the fund for the time periods presented, the fund's performance information would be lower as a result of the additional expense.

     The Financial Highlights for each of the periods presented have been audited by Baird, Kurtz & Dobson, independent certified public accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended October 31, except as noted.

                                                              1995     1994(1)

PER-SHARE DATA
Net Asset Value, Beginning of Period..................       $9.53      $10.00
Income from Investment Operations
   Net Investment Income..............................      .59(2)         .34
   Net Realized and Unrealized Gains (Losses) on
   Investment Transactions............................         .54       (.47)
   Total from Investment Operations...................        1.13       (.13)
Distributions
   From Net Investment Income.........................      (.587)      (.337)
   From Net Realized Gains on Investment Transactions.          --          --
   In Excess of Net Realized Gains....................          --          --
   Total Distributions................................      (.587)      (.337)
Net Asset Value, End of Period........................      $10.07       $9.53
   Total Return(3)....................................      12.19%     (1.24)%

RATIOS/SUPPLEMENTAL DATA
   Ratio of Operating Expenses to Average Net Assets..        .74%     .75%(4)
   Ratio of Net Investment Income to Average Net Assets      6.05%    5.23%(4)
   Portfolio Turnover Rate............................        133%         48%
   Net Assets, End of Period (in thousands)...........     $12,827      $4,262

(1)  March 1, 1994 (inception) through October 31, 1994.

(2)  Computed using average shares outstanding throughout the period.

(3) Total returns for periods less than one year are not annualized. Total return assumes reinvestment of dividends and capital gains distributions, if any.

(4)  Annualized.

6  Financial Highlights                            American Century Investments



                              FINANCIAL HIGHLIGHTS
                                 BENHAM BOND(1)

     The Advisor Class of the fund was established September 3, 1996. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's Investor Class of shares, which has a total expense ratio that is 0.25% lower than the Advisor Class. Had the Advisor Class been in existence for the fund for the time periods presented, the fund's performance information would be lower as a result of the additional expense.

     The Financial Highlights for each of the periods presented have been audited by Baird, Kurtz & Dobson, independent certified public accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended October 31, except as noted.

                                                  1995      1994      1993      1992      1991     1990     1989      1988   1987(2)

PER-SHARE DATA
Net Asset Value, Beginning of Period .......     $8.91    $10.21     $9.92     $9.56     $8.90    $9.54    $9.18     $8.96    $10.00
Income from Investment Operations
   Net Investment Income ...................    .61(3)       .58       .66       .63       .75      .80      .82       .84       .48
   Net Realized and Unrealized Gains
   (Losses) on Investment Transactions .....       .87    (1.12)      1.88       .35       .66    (.64)      .36       .23    (1.05)
   Total from Investment Operations ........      1.48     (.54)      2.54       .98      1.41      .16     1.18      1.07     (.57)
Distributions
   From Net Investment Income ..............    (.611)    (.576)    (.662)    (.622)    (.746)   (.796)   (.819)    (.836)    (.475)
   From Net Realized Gains on
   Investment Transactions .................        --    (.186)   (1.587)        --        --   (.006)       --        --        --
   Total Distributions .....................    (.611)    (.762)   (2.249)    (.622)    (.746)   (.802)   (.819)    (.836)    (.475)
Net Asset Value, End of Period .............     $9.78     $8.91    $10.21     $9.92     $9.56    $8.90    $9.54     $9.19     $8.96
   Total Return(4) .........................    17.16%   (5.47)%    11.81%    10.40%    16.44%    1.93%   13.51%    12.31%   (8.63)%

RATIOS/SUPPLEMENTAL DATA
   Ratio of Operating Expenses
   to Average Net Assets ...................      .78%      .88%     1.00%   .98%(5)    .96(5)    1.00%    1.00%     1.00%  1.00%(6)
   Ratio of Net Investment Income
   to Average Net Assets ...................     6.53%     6.07%     6.54%     6.30%     8.06%    8.81%    8.83%     9.15%  8.10%(6)
   Portfolio Turnover Rate .................      105%       78%      113%      186%      219%      98%     216%      280%   146%(6)
   Net Assets, End of Period (in thousands)   $149,223  $121,012  $172,120  $154,031  $114,342  $77,270  $62,302   $25,788    $9,403

(1) The data presented has been restated to give effect to a 10 shares for 1 stock split in the form of a stock dividend that occurred on November 13, 1993.

(2)  March 2, 1987 (inception) through October 31, 1987.

(3)  Computed using average shares outstanding throughout the period.

(4) Total returns for periods less than one year are not annualized. Total return assumes reinvestment of dividends and capital gains distributions, if any.

(5) Expenses are shown net of management fees waived by the manager for low-balance account fees collected during period.

(6)  Annualized.

Prospectus                                               Financial Highlights  7



                        INFORMATION REGARDING THE FUNDS

INVESTMENT POLICIES OF THE FUNDS

     The funds have adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objectives of the funds identified on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The funds have implemented additional investment policies and practices to guide their activities in the pursuit of their respective investment objectives. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

     For an explanation of the securities ratings referred to in the following discussion, see "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information.

LIMITED-TERM BOND, INTERMEDIATE-TERM BOND AND BENHAM BOND

     These funds seek to provide investors with income through investments in bonds and other debt instruments.

     The three funds differ in the weighted average maturities of their portfolios and accordingly in their degree of risk and level of income. Generally, the longer the weighted average maturity, the higher the yield and the greater the price volatility.

     Limited-Term Bond will invest primarily in investment grade corporate securities and other debt instruments and will maintain, under normal market conditions, a weighted average maturity of five years or less. The fund is designed for investors seeking a competitive level of current income with limited price volatility.

     Intermediate-Term Bond will invest primarily in investment grade corporate securities and other debt instruments and will maintain, under normal market conditions, a weighted average maturity of three to 10 years. The fund is designed for investors seeking a higher level of current income than is generally available from shorter-term corporate and government securities and who are willing to accept a greater degree of price fluctuation.

     Benham Bond will invest primarily in investment grade corporate bonds and other debt instruments and until March 1, 1997, will maintain, under normal market conditions, a weighted average portfolio maturity of 10 years or greater. Effective March 1, 1997, the fund's policy regarding portfolio weighted average maturity will change. As of that date, there will be no weighted average portfolio maturity requirement, although it is expected that the fund will probably invest in intermediate and long-term bonds. You should consider this impending policy change prior to making an investment in the fund. The fund is designed for investors whose primary goal is a level of current income higher than is generally provided by money market or short- and intermediate-term securities and who can accept the generally greater price volatility associated with longer-term bonds.

     The value of the shares of all three of these funds will vary from day to day. See "Fundamentals of Fixed Income Investing," page 10.

     Under normal market conditions, each fund will maintain at least 65% of the value of its total assets in investment grade bonds and other debt instruments. Under normal market conditions, each of the funds may invest up to 35% of its assets, and for temporary defensive purposes, up to 100% of its assets, in short-term money market instruments.

     The manager will actively manage the portfolios, adjusting the weighted average portfolio maturities as necessary in response to expected changes in interest rates. During periods of rising interest rates, the weighted average maturity of a fund may be moved to the shorter end of its maturity range in order to reduce the effect of bond price declines on the fund's net asset value. When interest rates are falling and bond prices are rising, the weighted average portfolio maturity may be moved toward the longer end of its maturity range.

     To  achieve  their   objectives,   the  funds  may  invest  in  diversified
portfolios of high- and medium-grade debt

8  Information Regarding the Funds                  American Century Investments



securities payable in United States currency. The funds may invest in securities which at the time of purchase are rated by a nationally recognized statistical rating organization or, if not rated, are of equivalent investment quality as determined by the manager, as follows: short-term notes within the two highest categories, e.g., at least MIG-2 by Moody's Investor Services ("Moody's") or SP-2 by Standard and Poor's Corporation ("S&P"); corporate, sovereign government, and municipal bonds within the four highest categories (for example, at least Baa by Moody's or BBB by S&P); securities of the United States government and its agencies and instrumentalities (described below); other types of securities rated at least P-2 by Moody's or A-2 by S&P. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&Ps belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions or changing circumstances.

     The government securities in which the funds may invest include: (1) direct obligations of the United States, such as Treasury bills, notes and bonds, which are supported by the full faith and credit of the United States, and (2) obligations (including mortgage-related securities) issued or guaranteed by agencies and instrumentalities of the United States government that are established under an act of Congress. The securities of some of these agencies and instrumentalities, such as the Government National Mortgage Association, are guaranteed as to principal and interest by the U.S. Treasury, and other securities are supported by the right of the issuer, such as the Federal Home Loan Banks, to borrow from the Treasury. Other obligations, including those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality.

     Mortgage-related securities in which the funds may invest include collateralized mortgage obligations ("CMOs") issued by a United States agency or instrumentality. A CMO is a debt security that is collateralized by a portfolio or pool of mortgages or mortgage-backed securities. The issuer's obligation to make interest and principal payments is secured by the underlying pool or portfolio of mortgages or securities.

     The market value of mortgage-related securities, even those in which the underlying pool of mortgage loans is guaranteed as to the payment of principal and interest by the United States government, is not insured. When interest rates rise, the market value of those securities may decrease in the same manner as other debt, but when interest rates decline, their market value may not increase as much as other debt instruments because of the prepayment feature inherent in the underlying mortgages. If such securities are purchased at a premium, the fund will suffer a loss if the obligation is prepaid. Prepayments will be reinvested at prevailing rates, which may be less than the rate paid by the prepaid obligation.

     For the purpose of determining the weighted average portfolio maturity of the funds, the manager shall consider the maturity of a mortgage-related security to be the remaining expected average life of the security. The average life of such securities is likely to be substantially less than the original maturity as a result of prepayments of principal on the underlying mortgages, especially in a declining interest rate environment. In determining the remaining expected average life, the manager makes assumptions regarding prepayments on underlying mortgages. In a rising interest rate environment, those prepayments generally decrease, and may decrease below the rate of prepayment assumed by the manager when purchasing those securities. Such slowdown may cause the remaining maturity of those securities to lengthen, which will increase the relative volatility of those securities and, hence, the fund holding the securities. See "Fundamentals of Fixed Income Investing," page 10.

     As noted, each fund may invest up to 35% of its assets, and for temporary defensive purposes as determined by the manager, up to 100% of its assets in short-term money market instruments.

     Those instruments may include:

(1) Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

(2)  Commercial Paper;

(3)  Certificates of Deposit and Euro Dollar Certificates of Deposit;

(4)  Bankers' Acceptances;

(5)  Short-term notes, bonds, debentures, or other debt instruments; and

(6)  Repurchase agreements.

Prospectus                                    Information Regarding the Funds  9



     These investments must meet the rating standards for the funds. To the extent a fund assumes a defensive position, the weighted average maturity of its portfolio may not fall within the ranges stated for the fund.

FUNDAMENTALS OF FIXED INCOME INVESTING

HISTORICAL YIELDS
[line graph - graph data]

         30-YEAR     20-YEAR      3-MONTH
         TREASURY   TAX-EXEMPT    TREASURY
         BONDS        BONDS        BILLS

1/91     8.19%        7.14%        6.38%
2/91     8.20         7.00         6.26
3/91     8.25         6.84         5.93
4/91     8.18         6.67         5.69
5/91     8.26         6.65         5.69
6/91     8.4          6.72         5.69
7/91     8.34         6.61         5.68
8/91     8.06         6.6          5.48
9/91     7.81         6.43         5.25
10/91    7.91         6.4          4.97
11/91    7.94         6.5          4.46
12/91    7.4          6.25         3.96
1/92     7.76         6.33         3.94
2/92     7.79         6.35         4.02
3/92     7.96         6.4          4.14
4/92     8.04         6.43         3.77
5/92     7.84         6.25         3.77
6/92     7.78         6.13         3.65
7/92     7.46         5.78         3.24
8/92     7.41         6.01         3.22
9/92     7.38         6.04         2.74
10/92    7.62         6.34         3.01
11/92    7.6          6.08         3.34
12/92    7.4          6.04         3.14
1/93     7.2          5.9          2.97
2/93     6.9          5.45         3
3/93     6.92         5.61         2.96
4/93     6.93         5.52         2.96
5/93     6.98         5.54         3.11
6/93     6.67         5.32         3.08
7/93     6.56         5.38         3.1
8/93     6.09         5.15         3.07
9/93     6.02         4.99         2.98
10/93    5.97         5            3.1
11/93    6.3          5.24         3.2
12/93    6.35         5.1          3.06
1/94     6.24         4.97         3.03
2/94     6.66         5.26         3.43
3/94     7.09         5.87         3.55
4/94     7.31         6.04         3.95
5/94     7.43         5.99         4.24
6/94     7.61         6.05         4.22
7/94     7.39         5.91         4.36
8/94     7.45         5.96         4.66
9/94     7.82         6.17         4.77
10/94    7.97         6.36         5.15
11/94    8            6.64         5.71
12/94    7.88         6.45         5.69
1/95     7.7          6.12         6
2/95     7.44         5.78         5.94
3/95     7.43         5.77         5.87
4/95     7.34         5.81         5.86
5/95     6.65         5.55         5.8
6/95     6.62         5.77         5.57
7/95     6.85         5.77         5.58
8/95     6.65         5.73         5.45
9/95     6.5          5.67         5.41
10/95    6.33         5.49         5.51
11/95    6.13         5.31         5.49
12/95    5.95         5.18         5.08



                             BOND PRICE VOLATILITY

For a given change in interest rates, longer maturity bonds experience a greater change in price, as shown below:

                   Price of a 7%    Price of same
coupon bond         bond if its        Percent
   Years to         now trading    yield increases       change
   Maturity         to yield 7%         to 8%           in price

    1 year            $100.00          $99.06            -0.94%
    3 years           100.00            97.38            -2.62%
   10 years           100.00            93.20            -6.80%
   30 years           100.00            88.69           -11.31%


                               YEARS TO MATURITY
[bar graph - graph data]

LIMITED-TERM BOND
Likely Maturities of Individual Holdings                    0-8 years
Expected Weighted Average Portfolio Maturity Range     6 mos.-5 years

INTERMEDIATE-TERM BOND
Likely Maturities of Individual Holdings                   0-20 years
Expected Weighted Average Portfolio Maturity Range         3-10 years

BENHAM BOND
Likely Maturities of Individual Holdings                   0-30 years
Expected Weighted Average Portfolio Maturity Range        10-20 years



     Over time, the level of interest rates available in the marketplace changes. As prevailing rates fall, the prices of bonds and other securities that trade on a yield basis rise. On the other hand, when prevailing interest rates rise, bond prices fall.

     Generally, the longer the maturity of a debt security, the higher its yield and the greater its price volatility. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

     These factors operating in the marketplace have a similar impact on bond portfolios. A change in the level of interest rates causes the net asset value per share of any bond fund, except money market funds, to change. If sustained over time, it would also have the impact of raising or lowering the yield of the fund.

     In addition to the risk arising from fluctuating interest rate levels, debt securities are subject to credit risk. When a security is purchased, its anticipated yield is dependent on the timely payment by the borrower of each interest and principal installment. Credit analysis and resultant bond ratings take into account the relative likelihood that such timely payment will occur. As a result, lower-rated bonds tend to sell at higher yield levels than top-rated bonds of similar maturity.

                           AUTHORIZED QUALITY RANGES

                                  A-1        A-2    A-3
                                  P-1        P-2    P-3
                                 MIG-1      MIG-2  MIG-3
                                 SP-1       SP-2   SP-3
                           AAA    AA     A   BBB    BB    B   CCC   CC   C    D
                           -----------------------------------------------------
Limited-Term Bond           x      x     x    x
Intermediate-Term Bond      x      x     x    x
Benham Bond                 x      x     x    x


     In addition, as economic, political and business developments unfold, lower-quality bonds, which possess lower levels of protection with regard to timely payment, usually exhibit more price fluctuation than do higher-quality bonds of like maturity.

     The investment practices of our fixed income funds take into account these relationships. The maturity and asset quality of each fund have implications for the degree of price volatility and the yield level to be expected from each.

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

     For additional information, see "Additional Investment Restrictions" in the Statement of Additional Information.

PORTFOLIO TURNOVER

     The portfolio turnover rates of the funds are shown in the Financial Highlights table on pages 5, 6 and 7 of this Prospectus.

10  Information Regarding the Funds                 American Century Investments



     With respect to each series of shares, investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to the particular fund's objectives. The manager believes that the rate of portfolio turnover is irrelevant when it determines a change is in order to achieve those objectives and accordingly, the annual portfolio turnover rate cannot be anticipated.

     The portfolio turnover of each fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost that the funds pay directly. Portfolio turnover may also affect the character of capital gains, if any, realized and distributed by a fund since short-term capital gains are taxable as ordinary income.

REPURCHASE AGREEMENTS

     Each fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

     A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to repurchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

     Since the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

     The funds will limit repurchase agreement transactions to securities issued by the U.S. government, its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the funds' Board of Directors.

     Each of the funds may invest in repurchase agreements with respect to any security in which that fund is authorized to invest, even if the remaining maturity of the underlying security would make that security ineligible for purchase by such fund. No fund will invest more than 15% of its assets in repurchase agreements maturing in more than seven days.

DERIVATIVE SECURITIES

     To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as "derivative" securities. Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as "index/structured" securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators ("reference indices").

     Some  "derivatives"  such  as   mortgage-related   and  other  asset-backed
securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

     There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

     No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a bond whose interest rate is indexed to the return on two-year treasury securities would be a permissible investment (assuming it otherwise meets the other requirements for the funds), while a security whose underlying value is linked to the price of oil would not be a permissible investment since the funds may not invest in oil and gas leases or futures.

     The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

Prospectus                                   Information Regarding the Funds  11



     There are a range of risks associated with derivative investments, including:

o the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio manager anticipates;

o the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

o the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

o    the risk that the counterparty will fail to perform its obligations.

     The Board of Directors has approved the manager's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The manager will report on fund activity in derivative securities to the Board of Directors as necessary. In addition, the Board will review the manager's policy for investments in derivative securities annually.

PORTFOLIO LENDING

     In order to realize additional income, each fund may lend its portfolio securities to persons not affiliated with it and who are deemed to be creditworthy. Such loans must be secured continuously by cash collateral maintained on a current basis in an amount at least equal to the market value of the securities loaned, or by irrevocable letters of credit. During the existence of the loan, the fund must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral. The fund must have the right to call the loan and obtain the securities loaned at any time on five days' notice, including, if applicable, the right to call the loan to enable the fund to vote the securities. Such loans may not exceed one-third of the fund's net assets taken at market. Interest on loaned securities may not exceed 10% of the annual gross income of the fund (without offset for realized capital gains). The portfolio lending policy described in this paragraph is a fundamental policy that may be changed only by a vote of fund shareholders.

FOREIGN SECURITIES

     Each of the funds may invest an unlimited amount of its assets in the securities of foreign issuers, including foreign governments, when these securities meet their standards of selection. Securities of foreign issuers may trade in the U.S. or foreign securities markets. The funds will limit their purchase of debt securities to U.S. dollar denominated investment grade obligations. Such securities will be primarily from developed markets.

     Investments in foreign securities may present certain risks, including those resulting from fluctuations in currency exchange rates, future political and economic developments, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers.

WHEN-ISSUED SECURITIES

     Each of the funds may sometimes purchase new issues of securities on a when-issued basis without the limit when, in the opinion of the manager, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occurs 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of each security may decline prior to delivery, which could result in a loss to the fund. A separate account for each fund consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.

RULE 144A SECURITIES

     The funds may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the funds' cri-

12  Information Regarding the Funds                 American Century Investments



teria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

     With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Directors of the funds has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manager. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

     Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A security that is illiquid. In such an event, the funds' manager will consider appropriate remedies to minimize the effect on such fund's liquidity. No fund may invest more than 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).

INTEREST RATE FUTURES CONTRACTS AND
OPTIONS THEREON

     The funds may buy and sell interest rate futures contracts relating to debt securities ("debt futures," i.e., futures relating to debt securities, and "bond index futures," i.e., futures relating to indexes on types or groups of bonds) and write and buy put and call options relating to interest rate futures contracts.

     For options sold, a fund will segregate cash or high-quality debt securities equal to the value of securities underlying the option unless the option is otherwise covered.

     A fund will deposit in a segregated account with its custodian bank high-quality debt obligations in an amount equal to the fluctuating market value of long futures contracts it has purchased, less any margin deposited on its long position. It may hold cash or acquire such debt obligations for the purpose of making these deposits.

     A fund will purchase or sell futures contracts and options thereon only for the purpose of hedging against changes in the market value of its portfolio securities or changes in the market value of securities that it may wish to include in its portfolio. A fund will enter into future and option transactions only to the extent that the sum of the amount of margin deposits on its existing futures positions and premiums paid for related options do not exceed 5% of its assets.

     Since futures contracts and options thereon can replicate movements in the cash markets for the securities in which a fund invests without the large cash investments required for dealing in such markets, they may subject a fund to greater and more volatile risks than might otherwise be the case. The principal risks related to the use of such instruments are (1) the offsetting correlation between movements in the market price of the portfolio investments (held or intended) being hedged and in the price of the futures contract or option may be imperfect; (2) possible lack of a liquid secondary market for closing out futures or option positions; (3) the need for additional portfolio management skills and techniques; and (4) losses due to unanticipated market price movements. For a hedge to be completely effective, the price change of the hedging instrument should equal the price change of the securities being hedged. Such equal price changes are not always possible because the investment underlying the hedging instrument may not be the same investment that is being hedged.

     The manager will attempt to create a closely correlated hedge but hedging activity may not be completely successful in eliminating market value fluctuation. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of general interest rate trends by the manager may still not result in a successful transaction. The

Prospectus                                   Information Regarding the Funds  13




manager may be incorrect in its expectations as to the extent of various interest rate movements or the time span within which the movements take place.

     See the Statement of Additional Information for further information about these instruments and their risks.

PERFORMANCE ADVERTISING

     From time to time, the funds may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return, and yield. Performance data may be quoted separately for the Advisor Class and for the other classes offered by the funds.

     Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

     A quotation of yield reflects a fund's income over a stated period expressed as a percentage of the fund's share price. Yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one-month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.

     Yields are calculated according to accounting methods that are standardized in accordance with SEC rules for all stock and bond funds. Because yield accounting methods differ from the methods used for other accounting purposes, a fund's yield may not equal the income paid on your shares or the income reported in a fund's financial statements.

     The funds may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services or Donoghue's Money Fund Report) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance including the Donoghue's Money Fund Average and the Bank Rate Monitor National Index of 21/2-year CD rates. Fund performance may also be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance may also be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.

     All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

14  Information Regarding the Funds                 American Century Investments



                               HOW TO INVEST WITH
                          AMERICAN CENTURY INVESTMENTS

     The following section explains how to purchase, exchange and redeem Advisor Class shares of the funds offered by this Prospectus.

HOW TO PURCHASE AND SELL AMERICAN
CENTURY FUNDS

     One or more of the funds offered by this Prospectus is available as an investment option under your employer-sponsored retirement or savings plan or through or in connection with a program, product or service offered by a financial intermediary, such as a bank, broker-dealer or an insurance company. Since all records of your share ownership are maintained by your plan sponsor, plan recordkeeper, or other financial intermediary, all orders to purchase, exchange and redeem shares must be made through your employer or other financial intermediary, as applicable.

     If you are purchasing through a retirement or savings plan, the administrator of your plan or your employee benefits office can provide you with information on how to participate in your plan and how to select American Century funds as an investment option.

     If you are purchasing through a financial intermediary, you should contact your service representative at the financial intermediary for information about an American Century fund.

     If you have questions about a fund, see "Investment Policies of the Funds,"
page  8,  or  call  one  of  our   Institutional   Service   Representative   at
1-800-345-3533.

     Orders to purchase shares are effective on the day we receive payment. See "When Share Price is Determined," page 16.

     We may discontinue offering shares generally in the funds (including any class of shares of a fund) or in any particular state without notice to shareholders.

HOW TO EXCHANGE FROM ONE AMERICAN CENTURY
FUND TO ANOTHER

     Your plan or program may permit you to exchange your investment in the shares of a fund for shares of another fund in our family. See your plan administrator, employee benefits office or financial intermediary for details on the rules in your plan governing exchanges.

HOW TO REDEEM SHARES

     Subject to any restrictions imposed by your employer's plan or financial intermediary's program, you can sell ("redeem") your shares through the plan or financial intermediary at their net asset value. Your plan administrator, trustee, or financial intermediary or other designated person must provide us with redemption instructions. The shares will be redeemed at the net asset value next computed after receipt of the instructions in good order. See "When Share Price Is Determined," page 16. If you have any questions about how to redeem, contact your plan administrator, employee benefits office, or service representative at your financial intermediary, as applicable.

TELEPHONE SERVICES

INVESTORS LINE

     To request information about our funds and a current prospectus, or get answers to any questions that you may have about the funds and the services we offer, call one of our Institutional Service Representatives at 1-800-345-3533.

Prospectus                   How To Invest With American Century Investments  15



                     ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED

     The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of a fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds except the American Century Target Maturities Trust, net asset value is determined at the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. Net asset value for the Target Maturities is determined one hour prior to the close of the Exchange.

     Investments and requests to redeem or exchange shares will receive the share price next determined after we receive your investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares of a fund received by us or our agents before the net asset value of the fund is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined on, the next day the Exchange is open.

     Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our account if they are deposited before the net asset value is determined.

     It is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the funds' transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the funds' procedures or any contractual arrangements with the funds or the funds' distributor in order for you to receive that day's price.

HOW SHARE PRICE IS DETERMINED

     The valuation of assets for determining net asset value may be summarized as follows:

     The portfolio securities of each fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

     Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

     The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then converted to dollars at the prevailing foreign exchange rate.

     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

     Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in

16  Additional Information You Should Know          American Century Investments



various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which a fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of a fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE

     The net asset values of the Investor Class of the funds are published in leading newspapers daily. Because the total expense ratio for the Advisor Class shares is 0.25% higher than the Investor Class, their net asset values will be lower than the Investor Class. The net asset values of the Advisor Class may be obtained by calling us.

DISTRIBUTIONS

     At the close of each day, including Saturdays, Sundays and holidays, net income of the funds is determined and declared as a distribution. The distribution will be paid monthly on the last Friday of each month, except for year-end distributions, which will be paid on the last business day of the year.

     You will begin to participate in the distributions the day after your purchase is effective. See "When Share Price is Determined," page 16. If you redeem shares, you will receive the distribution declared for the day of the redemption. If all shares are redeemed, the distribution on the redeemed shares will be included with your redemption proceeds.

     Distributions from net realized securities gains, if any, generally are declared and paid once a year, but the funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act.

     Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase made by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in Individual Retirement Accounts and 403(b) plans paid in cash only if you are at least 591/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date.

TAXES

     Each fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income taxes.

TAX-DEFERRED ACCOUNTS

     If Advisor Class shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the funds will generally not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

     Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description, or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals from the plan.

TAXABLE ACCOUNTS

     If Advisor Class shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, except as described below. The dividends from net income of the fixed income funds do not qualify for the 70%
dividends-received deduction for corporations since they are derived from interest income. Distributions from net long-term capital gains are taxable as long-term capital gains regardless of the length of time the shares on which such distributions are paid have been held by the shareholder. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to such shares.

Prospectus                            Additional Information You Should Know  17



     Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not have increased. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains.

     In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV from either us or your financial intermediary notifying you of the status of your distributions for federal income tax purposes.

     Distributions may also be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

     If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either we or your financial intermediary is required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.

     Redemption of shares of a fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be long term if shareholders have held such shares for a period of more than one year. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

MANAGEMENT

INVESTMENT MANAGEMENT

     Under the laws of the State of Maryland, the Board of Directors is responsible for managing the business and affairs of the funds. Acting pursuant to an investment management agreement entered into with the funds, American Century Investment Management, Inc. serves as the investment manager of the funds. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.

     In June 1995, American Century Companies, Inc. ("ACC"), the parent of the manager, acquired Benham Management International, Inc. In the acquisition, Benham Management Corporation ("BMC"), the investment advisor to the Benham Group of mutual funds, became a wholly owned subsidiary of ACC. Certain employees of BMC provide investment management services to funds managed by the manager, while certain employees of the manager provide investment management services to funds managed by BMC.

     The manager supervises and manages the investment portfolio of the funds and directs the purchase and sale of their investment securities. It utilizes teams of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the funds. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the

18  Additional Information You Should Know          American Century Investments



funds' portfolios and the funds' asset mix as they deem appropriate in pursuit of the funds' investment objectives. Individual portfolio manager members of the teams may also adjust portfolio holdings of the funds or of sectors of the funds as necessary between team meetings.

     The portfolio manager members of the teams managing the funds described in this Prospectus and their work experience for the last five years are as follows:

     NORMAN  E.  HOOPS,   Senior  Vice  President  and  Fixed  Income  Portfolio
Manager, joined American Century as Vice President and Portfolio Manager in November 1989. In April 1993, he became Senior Vice President.

     JEFFREY L. HOUSTON, Portfolio Manager, has worked for American Century since November 1990.

     The activities of the manager are subject only to directions of the funds' Board of Directors. The manager pays all the expenses of the funds except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.

     For the services provided to the Advisor Class of the funds, the manager receives an annual fee at the following rates:

     o   0.45% of the average net assets of Limited-Term Bond;

     o   0.50% of the average net assets of Intermediate-Term Bond; and

     o   0.55% of the average net assets of Benham Bond.

     On the first business day of each month, each fund pays a management fee to the manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for such fund by the aggregate average daily closing value of each fund's net assets during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

CODE OF ETHICS

     The funds and the manager have adopted a Code of Ethics, which restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the funds' portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.

TRANSFER AND ADMINISTRATIVE SERVICES

     American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the funds. It provides facilities, equipment and personnel to the funds and is paid for such services by the manager.

     From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager.

     The manager and the transfer agent are both wholly owned by American Century Companies, Inc. James E. Stowers Jr., Chairman of the funds' Board of Directors, controls American Century Companies by virtue of his ownership of a majority of its common stock.

DISTRIBUTION OF FUND SHARES

     The funds' shares are distributed by American Century Investment Services, Inc., a registered broker-dealer and an affiliate of the manager. As agent for the funds and the manager, the distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries with respect to the sale of the funds' shares and/or the use of the funds' shares in various financial services. The manager (or an affiliate) pays all expenses incurred in promoting sales of, and distributing, the Advisor Class and in securing such services out of the Rule 12b-1 fees described in the section that follows.

SERVICE AND DISTRIBUTION FEES

     Rule 12b-1 adopted by the Securities and Exchange Commission ("SEC") under the Investment Company Act permits investment companies that adopt a writ-

Prospectus                            Additional Information You Should Know  19



ten plan to pay certain expenses associated with the distribution of their shares. Pursuant to that rule, the funds' Board of Directors and the initial shareholder of the funds' Advisor Class shares have approved and adopted a Master Distribution and Shareholder Services Plan (the "Plan"). Pursuant to the Plan, each fund pays the manager a shareholder services fee and a distribution fee, each equal to 0.25% (for a total of 0.50%) per annum of the average daily net assets of the shares of the fund's Advisor Class. The shareholder services fee is paid for the purpose of paying the costs of securing certain shareholder and administrative services, and the distribution fee is paid for the purpose of paying the costs of providing various distribution services. All or a portion of such fees are paid by the manager to the banks, broker-dealers, insurance companies or other financial intermediaries through which such shares are made available.

     The Plan has been adopted and will be administered in accordance with the requirements of Rule 12b-1 under the Investment Company Act. For additional information about the Plan and its terms, see "Master Distribution and Shareholder Services Plan" in the Statement of Additional Information. Fees paid pursuant to the Plan may be paid for shareholder services and the maintenance of accounts and therefore may constitute "service fees" for purposes of applicable rules of the National Association of Securities Dealers.

FURTHER INFORMATION ABOUT AMERICAN CENTURY

     American Century Mutual Funds, Inc., issuer of the funds, was organized as a Maryland corporation on July 2, 1990. The corporation commenced operations on February 28, 1991, the date it merged with Twentieth Century Investors, Inc., a Delaware corporation which had been in business since October 1958. Pursuant to the terms of the Agreement and Plan of Merger dated July 27, 1990, the Maryland corporation was the surviving entity and continued the business of the Delaware corporation with the same officers and directors, the same shareholders and the same investment objectives, policies and restrictions.

     The principal office of the funds is American Century Tower, 4500 Main Street, P.O. Box 419385, Kansas City, Missouri 64141-6385. All inquiries may be made by mail to that address, or by telephone to 1-800-345-3533 (international calls: 816-531-5575).

     American Century Mutual Funds, Inc. issues 17 series of $.01 par value shares. Each series is commonly referred to as a fund. The assets belonging to each series of shares are held separately by the custodian.

     American  Century offers three classes of each of the funds offered by this
Prospectus: an Investor Class, a Service Class, and the Advisor Class. The shares offered by this Prospectus are Advisor Class shares.

     The Investor Class is primarily made available to retail investors. The Service Class is primarily offered to institutional investors or through institutional distribution channels, such as employer-sponsored retirement plans or through banks, broker-dealers, insurance companies or other financial intermediaries. The other classes have different fees, expenses, and/or minimum investment requirements than the Advisor Class. Different fees and expenses will affect performance. For additional information concerning the Investor Class of shares, call one of our Investor Services Representatives at 1-800-345-2021. For information concerning the Service Class of shares, call one of our Institutional Service Representatives at 1-800-345-3533 or contact a sales representative or financial intermediary who offers that class of shares.

     Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, and (d) each class may have different exchange privileges.

     Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters which must be voted on separately by the series or class of shares affected. Matters affecting only one series or class are voted upon only by that series or class.

     Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes

20  Additional Information You Should Know          American Century Investments



cast in an election of directors can elect all of the directors if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Directors.

     Unless required by the Investment Company Act, it will not be necessary for the funds to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or the appointment of auditors. However, pursuant to the funds' by-laws, the holders of shares representing at least 10% of the votes entitled to be cast may request the funds to hold a special meeting of shareholders. The manager will assist in the communication with other shareholders.

     WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.

Prospectus                           Additional Information You Should Know  21



P.O. Box 419385
Kansas City, Missouri
64141-6385

Person-to-person assistance:
1-800-345-3533 or 816-531-5575

Telecommunications Device for the Deaf:
1-800-345-1833 or 816-753-0700

Fax: 816-340-4655

Internet: www.americancentury.com

9609                [recycled logo]
SH-BKT-6562            Recycled


                            [american century logo]
                                    American
                                  Century(sm)